Filed with the Securities and Exchange Commission on November 28, 2018

Securities Act of 19933 File No. 333-180308

Investment Company Act of 1940 File No. 811-22680

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.

Post-Effective Amendment No. 128

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 131

(Check appropriate box or boxes)

ULTIMUS MANAGERS TRUST

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (513) 587-3400

Matthew J. Beck

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/X/	on November 28, 2018 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a) (1)
/ /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

November 28, 2018

KEMPNER MULTI-CAP DEEP VALUE FUND

Institutional Class (FIKDX)

Investor Class (FAKDX)

Managed by
Kempner Capital Management, Inc.

For information or assistance in opening an account,
please call toll-free 1-800-665-9778.

This Prospectus has information about the Fund that you should know before you invest. You should read it carefully and keep it with your investment records.

The Securities and Exchange Commission has not approved or disapproved the Fund’s shares or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

RISK/RETURN SUMMARY	2
ADDITIONAL INFORMATION REGARDING THE FUND’S INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RELATED RISKS	7
FUND MANAGEMENT	10
DISTRIBUTION PLAN	11
HOW THE FUND VALUES ITS SHARES	12
HOW TO BUY SHARES	12
HOW TO REDEEM SHARES	16
DIVIDENDS, DISTRIBUTIONS AND TAXES	19
FINANCIAL HIGHLIGHTS	20
FOR ADDITIONAL INFORMATION	25

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

The Kempner Multi-Cap Deep Value Fund (the “Fund”) seeks to generate a total pre-tax return, including capital growth and dividends, that is greater than the rate of inflation over a three-to-five-year period.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Investor	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Contingent Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.59%	0.59%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.35%	0.35%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses(1)	1.21%	0.96%

(1)	“Total Annual Fund Operating Expenses” will not correlate to the ratios of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$123	$384	$665	$1,466
Institutional Class	$98	$306	$531	$1,178

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

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PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as real estate investment trusts (“REITs”), American Depositary Receipts (“ADRs”), or other similar publicly traded securities (such as convertible preferred stocks and convertible debentures).

To achieve the Fund’s investment objective, Kempner Capital Management, Inc. (the “Adviser”) utilizes a deep value style of investing in which it chooses securities that it believes are currently undervalued in the market but have earnings potential or other factors that make them attractive. Value investing generally refers to buying securities an investment adviser determines to be undervalued by the market; the Adviser’s deep value style screens for securities that are trading at no more than 20% above the security’s 52-week lowest price; further, each security pays or has declared dividends or other income at the time of purchase. The securities purchased are frequently deemed out of favor or underappreciated by the market, including institutional and individual investors, as determined by the Adviser, and thus provide the opportunity to purchase at prices significantly below their true value as determined by the Adviser. Next, the Adviser analyzes securities on an individual, bottom-up basis, to determine which securities it believes can deliver capital appreciation and steady dividend earnings over the long-term. The Fund may invest in companies of all capitalizations.

The Adviser generally selects securities for the Fund’s portfolio based on individual stocks rather than on industries or industry groups. The Adviser screens a universe of approximately 7,500 stocks to find companies which meet most of its criteria for price-earnings ratio (15X), projected 12-month earnings, price/cash flow multiple, price/book multiple and price less than or equal to 20% above the 52-week low. A dividend yield is required. The Adviser considers it unrealistic for it to be able to purchase a stock at its bottom; therefore, the Adviser establishes portfolio positions in a security by gradually purchasing the security at progressively lower prices, which results in a lower average price for the total position. The Adviser also considers it unrealistic for it to be able to sell a stock at its highest price level, and as a result, the Adviser seeks to lock in reasonable returns when they are offered and generally sells gradually as an issue rises.

When the Adviser believes that market conditions are unfavorable for profitable investing, or is otherwise unable to locate attractive investment opportunities, it may increase the Fund’s investments in cash or money market instruments to protect the Fund’s assets and maintain liquidity. When the Fund’s investments in cash or money market instruments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in equity securities.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term (three to five years). The Fund is not intended to be a complete investment program. The principal risks of an investment in the Fund are generally described below.

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ADRs Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk, currency exchange risk, volatility risk, and liquidity risk.

Equity Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility of equity securities, which is a principal risk of investing in the Fund.

Investment Style Risk. The Fund pursues a “value style” of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues, or cash flow. If the Adviser’s assessment of market conditions or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Management Risk. The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

REIT Risk. REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes or operating expenses; rising interest rates; competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Small- and Mid-Capitalization Company Risk. The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter (“OTC”) or listed on an exchange.

Sector Risk. The Fund may, at times, be more heavily invested in certain sectors. When the Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share.

PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years and since inception compare with those of a broad-based securities market index. The performance shown in the bar chart and the performance table for periods prior to April 28, 2017 represents the performance of the Fund’s predecessor, Frost Kempner Multi-Cap Deep Value Fund, a series of the Advisor’s Inner Circle Fund II (the “Predecessor Fund”), which reorganized into the Fund on that date.  Prior to April 28, 2017, the Adviser served as the sub-adviser to the Predecessor Fund. How the Fund and Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-665-9778.

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Institutional Class Shares – Annual Total Return Years Ended December 31

The Fund’s year-to-date return through September 30, 2018 was 5.24%.

Quarterly Returns During This Period

Institutional Class
Highest Quarter	Lowest Quarter
18.66%	(15.64%)
09/30/2009	09/30/2011

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Average Annual Total Returns (for periods ended December 31, 2017)

Institutional Class*	One Year	Five Years	Since Inception*
Return Before Taxes	12.42%	9.76%	5.23%
Return After Taxes on Distributions	10.77%	8.01%	4.13%
Return After Taxes on Distributions and Sale of Fund Shares	8.37%	7.38%	3.97%
Investor Class**
Return Before Taxes	12.07%	9.50%	6.13%
S&P 500 Value Index Return (reflects no deduction for fees, expenses or taxes)	15.36%	14.24%	7.55%*
Lipper Multi-Cap Value Classification Return (reflects no deduction for fees, expenses or taxes)***	14.06%	13.40%	7.52%*

*	Performance information for the Institutional Class Shares and the indices is calculated from April 25, 2008, the inception date of the Predecessor Fund’s Institutional Class Shares.
**	Performance information for the Investor Class Shares is calculated from June 30, 2008, the inception date of the Predecessor Fund’s Investor Class Shares.
***	The returns of the Lipper Multi-Cap Value Classification are presented in order to compare the performance of the Fund with the returns of an index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).

MANAGEMENT OF THE FUND

The Investment Adviser

Kempner Capital Management, Inc. is the Fund’s investment adviser.

Portfolio Managers

The Adviser employs a team of investment professionals as an Investment Committee (the “Investment Committee”) to manage the Fund’s investments. The Investment Committee is responsible for making all decisions regarding investment policy and implementation for the Fund. There is no individual portfolio manager discretion. The members of the Investment Committee are:

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Name	Investment Experience with the Fund	Primary Title with Adviser
Harris L. Kempner, Jr.	Co-managing the Fund since its inception in 2008*	President
M. Shawn Gault	Co-managing the Fund since its inception in 2008*	Vice President

*	Including co-managing the Predecessor Fund from 2008 through its reorganization into the Fund on April 28, 2017.

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment

The minimum initial investment amount for all accounts is $500 in Investor Class shares and $500,000 in Institutional Class shares.

Minimum Additional Investment

The minimum additional investment amount is $100 for all regular accounts.

General Information

You may purchase or redeem (sell) shares of the Fund on each day that the New York Stock Exchange (“NYSE”) is open for business. Transactions may be initiated by written request, by telephone or through your financial intermediary. Written requests to the Fund should be sent to the Kempner Multi-Cap Deep Value Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. For more information about purchasing and redeeming shares, please see “How to Buy Shares” and “How to Redeem Shares” in this Prospectus or call 1-800-665-9778 for assistance.

TAX INFORMATION

The Fund’s distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an (“IRA”). Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or any other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments are sometimes referred to as “revenue sharing”. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION REGARDING THE FUND’S INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The Fund seeks to generate a total pre-tax return, including capital growth and dividends, greater than the rate of inflation over a three-to-five-year period. The Fund’s Board of Trustees (the “Board”) has reserved the right to change the investment objective of the Fund without shareholder approval upon at least 60 days’ prior written notice to shareholders.

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Principal Investment Risks

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goals. The judgment of the Adviser about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good of a job the Adviser does, you could lose money on your investment in the Fund, just as you could with similar investments.

The value of your investment in the Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings. Other principal risks of an investment in the Fund are described below.

American Depositary Receipts (“ADRs”) Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk, currency exchange risk, volatility risk, and liquidity risk. ADRs may be available through “sponsored” or “unsponsored” facilities. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Equity Risk. Equity securities in which the Fund invests include public equity securities, including common stock, REITs, and ADRs. Common stock represents an equity or ownership interest in an issuer. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund’s net asset value (“NAV”) to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Investment Style Risk. The Fund pursues a “value style” of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues, or cash flow. If the adviser’s assessment of market conditions or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods.

Management Risk. The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Real Estate Investment Trusts (“REIT”) Risk. REITs are pooled investment vehicles that primarily invest in income-producing commercial real estate or real estate-related loans. Securities issued by REITs are generally publicly traded on national stock exchanges and in the OTC market and have varying degrees of liquidity. REITs are susceptible to real estate risks, including risks related to changes in interest rates, changes in property taxes, operating expenses, possible declines in the value of and demand for real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a given market and environmental problems. REIT operating expenses are separate from those of the Fund, and therefore, the Fund’s investments in REITs will result in the layering of expenses, which shareholders will indirectly, but proportionally, bear.

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Sector Risk. The Fund may, at times, be more heavily invested in certain sectors. When the Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share.

Small- and Mid-Capitalization Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-capitalization companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies. In addition, small- and mid-capitalization companies may be traded OTC and the frequency and volume of their trading is less than is typical of large-capitalization companies. Due to these and other factors, stocks of small- and mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies. Because small- and mid-capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Therefore, the securities of small- and mid-capitalization companies may be subject to greater price fluctuations. Small- and mid-capitalization companies are typically subject to greater changes in earnings and business prospects than larger companies are. Small- and mid-capitalization companies may not be widely followed by investors, which can lower the demand for their stock.

In addition to the strategies and risks described above, the Fund may invest in other types of securities whose risks are described below or in the Fund’s Statement of Additional Information (“SAI”).

Investments in Money Market Instruments and Temporary Defensive Positions. The Fund will typically hold a portion of its assets in cash or cash equivalent securities, including short-term debt securities, repurchase agreements, and money market mutual fund shares (“Money Market Instruments”). The Fund may invest in Money Market Instruments to maintain liquidity or pending the selection of investments. From time to time, the Fund also may, but should not be expected to, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions, and in doing so, may invest up to 100% of its assets in Money Market Instruments. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective. When the Fund invests in a money market mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. To the extent the Fund holds other registered investment companies, including money market mutual funds, the Fund will incur acquired fund fees and expenses (as defined by the U.S. Securities and Exchange Commission (“SEC”). For more information on investment in other investment companies, including money market mutual funds, please see the section “Additional Information on Investments, Strategies, and Risks – Investment Companies” in the SAI. Anytime the Fund takes a temporary defensive position, it may not achieve its investment objective.

CFTC Regulation Risk. To the extent the Fund makes investments regulated by the Commodity Futures Trading Commission (the “CFTC”), the Fund intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act, as amended (“CEA”). The Ultimus Managers Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA. If the Fund is unable to comply with the requirements of Rule 4.5, the Fund may be required to modify its investment strategies or be subject to CFTC registration requirements, either of which may have an adverse effect on the Fund.

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Portfolio Holdings and Disclosure Policy. A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the Fund’s SAI.

Additional Information. Whether the Fund is an appropriate investment for an investor will depend largely upon the investor’s financial resources and individual investment goals and objectives. The Fund may not be appropriate for investors who engage in short-term trading and/or other speculative strategies and styles.

FUND MANAGEMENT

The Investment Adviser

Kempner Capital Management, Inc., located at 2201 Market Street, 12th Floor, Frost Bank Building, Galveston, Texas 77550-1503, serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement with the Fund (the “Advisory Agreement”), the Adviser provides the Fund with a continuous program of investing the Fund’s assets and determining the composition of the Fund’s portfolio. The Adviser is a Texas corporation established in 1982. In addition to managing the Fund, it provides investment advisory services to individuals, trusts, pension and profit sharing plans, and other institutional investors. The Adviser served as sub-adviser for the Predecessor Fund since its inception on April 25, 2008 through April 28, 2017, the date of the Predecessor Fund’s reorganization into the Fund.

For its services, the Fund pays the Adviser a monthly investment advisory fee (the “Management Fee”) computed at the annual rate of 0.59% of each class’ average daily net assets. The Adviser has contractually agreed under an expense limitation agreement with the Fund (the “Expense Limitation Agreement”), until December 1, 2019, to reduce its Management Fees and reimburse the Fund’s Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs, and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.30% and 1.05% of the average daily net assets of the Investor Class and Institutional Class shares, respectively. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to December 1, 2019, the Expense Limitation Agreement may not be modified or terminated without the approval of the Board. It is expected the Expense Limitation Agreement will continue from year-to-year provided such continuance is approved by the Board. The Expense Limitation Agreement may be terminated by the Adviser and the Board, without approval by the other party, at the end of the then current term upon not less than 90 days’ notice to the other party as set forth in the Expense Limitation Agreement. The Expense Limitation Agreement will terminate automatically if the Fund’s Advisory Agreement with the Adviser is terminated.

A discussion of the factors considered by the Board in its approval of the Fund’s Advisory Agreement with the Adviser, including the Board’s conclusions with respect thereto, is available in the Fund’s Annual Report for the period ended July 31, 2017.

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Portfolio Managers

The following individuals have primary responsibility for day-to-day management of the Fund’s portfolio:

Harris L. Kempner, Jr. is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kempner has been the Adviser’s President since the firm’s inception in 1982. He was President of U.S. National Bancshares and Chief Investment Officer for Frost Bank of Galveston (formerly United States National Bank) from 1969-1982. He received a BA from Harvard University in 1961 and an MBA from Stanford University in 1963.

M. Shawn Gault is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Gault is a Vice President and joined the Adviser in January 2001. He received a BS from the University of Texas at Arlington in 1995 and an MBA/MHA from the University of Houston at Clear Lake in 2000. He is a member of the CFA Institute.

Mr. Kempner and Mr. Gault also jointly and primarily served as portfolio managers to the Predecessor Fund.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and their respective ownership of shares of the Fund.

The Administrator and Transfer Agent

Ultimus Fund Solutions, LLC (“Ultimus” or the “Transfer Agent”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Fund’s administrator, transfer agent and fund accounting agent. Management and administrative services of Ultimus include (i) providing office space, equipment and officers and clerical personnel to the Fund, (ii) obtaining valuations, calculating NAVs and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) administering custodial and other third party service provider contracts on behalf of the Fund.

The Distributor

Ultimus Fund Distributors, LLC (the “Distributor”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the Fund’s principal underwriter and serves as the exclusive agent for the distribution of the Fund’s shares. The Distributor may sell the Fund’s shares to or through qualified securities dealers or other approved entities.

The SAI has more detailed information about the Adviser and other service providers to the Fund.

DISTRIBUTION PLAN

The Fund has adopted a plan of distribution for its Investor Class shares (the “12b-1 Plan”) in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). The 12b-1 Plan allows the Fund to make payments to securities dealers and other financial organizations (including payments directly to the Adviser and the Distributor) for expenses related to the distribution and servicing of the Fund’s Investor Class shares. The annual fees payable under the 12b-1 Plan may not exceed an amount equal to 0.25% of the Investor Class shares’ average daily net assets. Because 12b-1 Plan fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. Expenses related to the distribution and servicing of the Fund’s Investor Class shares may include, but are not limited to, payments to securities dealers and other persons who are engaged in the sale of Investor Class shares of the Fund and who may be advising shareholders regarding the sale or retention of such shares; expenses of maintaining personnel who render shareholder support services not otherwise provided by the Transfer Agent or the Fund; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing or distributing prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Fund may, from time to time, deem advisable; and any other expenses related to the distribution and servicing of the Fund’s Investor Class shares. The Adviser may make additional payments to financial organizations from its own assets. The payment by the Adviser of any such additional compensation will not affect the expense ratio of the Fund.

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HOW THE FUND VALUES ITS SHARES

The NAV of the Fund is calculated as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. To calculate NAV, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The Fund generally values its portfolio securities at their current market values determined based on available market quotations. However, if market quotations are not available or are considered unreliable due to market or other events, portfolio securities will be valued at their fair values, as of the close of regular trading on the NYSE, as determined in good faith under procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV are based on the consideration by the Fund of many subjective factors and therefore may differ from quoted or published prices for the same securities. To the extent the assets of the Fund are invested in other registered investment companies that are not listed on an exchange, the Fund’s NAV is calculated based upon the NAVs reported by such registered investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Your order to purchase or redeem shares is priced at the NAV next calculated after your order is received in proper form by the Fund. An order is considered to be in “proper form” if it includes all necessary information and documentation related to the purchase or redemption request, and, if applicable, payment in full of the purchase amount.

HOW TO BUY SHARES

Shares are available for purchase from the Fund every day the NYSE is open for business, at the NAV next calculated after receipt of a purchase order in proper form. The Fund reserves the right to reject any purchase request and/or suspend its offering of shares at any time. Investors who purchase shares through a broker-dealer or other financial intermediary may be charged a fee by such broker-dealer or intermediary. The Fund mails you confirmations of all purchases or redemptions of Fund shares if shares are purchased directly through the Fund. Certificates representing shares are not issued.

Choosing a Share Class

The Fund offers two classes of shares: Investor Class shares and Institutional Class shares. Each share class represents an ownership interest in the same investment portfolio and has the same rights but each class has its own expense structure.

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Investor Class shares are subject to 12b-1 Plan fees that permit the Fund to pay distribution fees of up to 0.25% per year to those intermediaries offering Investor Class shares. Institutional Class shares are available without a 12b-1 Plan fee to those investors eligible to purchase such shares. Neither class is subject to a sales charge or redemption fee.

When you choose your class of shares, you should consider the size of your investment. Your financial consultant or other financial intermediary can help you determine which share class is best suited to your personal financial goals. If you qualify to purchase Institutional Class shares, you should purchase them rather than the Investor Class shares because the Investor Class shares have higher expenses than the Institutional Class shares. Although each class invests in the same portfolio of securities, the returns for each class will differ because each class is subject to different expenses.

If you qualify as a purchaser of Institutional Class shares, but your account is invested in Investor Class shares, you may convert your Investor Class shares to Institutional Class shares based on the relative NAV of the two Classes on the conversion date. If you are an Institutional Class shareholder, you may convert your shares to Investor Class shares at any time.

Minimum Initial Investment

The minimum initial investment amount for all regular accounts is $500 in Investor Class shares and $500,000 in Institutional Class shares. The minimum subsequent investment is $100. These minimum investment requirements may be waived or reduced for any reason at the discretion of the Fund.

Opening an Account

An account may be opened by mail or bank wire if it is submitted in proper form, as follows:

By Mail. To open a new account by mail:

●	Complete and sign the account application.

●	Enclose a check payable to the Kempner Multi-Cap Deep Value Fund; please reference Investor Class or Institutional Class to ensure proper crediting to your account.

●	Mail the application and the check to the Transfer Agent at the following address:

Kempner Multi-Cap Deep Value Fund
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

Shares will be issued at the NAV next computed after receipt of your application in proper form and check. All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. The Fund does not accept cash, drafts, “starter” checks, travelers checks, credit card checks, post-dated checks, non-U.S. financial institution checks, cashier’s checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties. When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Fund or the Transfer Agent in the transaction.

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By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

By Wire. To open a new account by wire of federal funds, call the Transfer Agent at 1-800-665-9778 to obtain the necessary information to instruct your financial institution to wire your investment. A representative will assist you in obtaining an account application, which must be completed, signed and faxed (or mailed) to the Transfer Agent before payment by wire will be accepted.

The Fund requires advance notification of all wire purchases to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order, following proper advance notification to the Transfer Agent, is considered received when the Fund’s custodian, receives payment by wire. If your account application was faxed to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. See “Opening an Account – By Mail” above. Your financial institution may charge a fee for wiring funds. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

Through Your Broker or Financial Institution. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. These organizations are authorized to designate other intermediaries to receive purchase orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

Subsequent Investments

Once an account is open, additional purchases of Fund shares may be made at any time in minimum amounts of $100. Additional purchases must be submitted in proper form as described below. Additional purchases may be made:

●	By sending a check, made payable to Kempner Multi-Cap Deep Value Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Be sure to note your account number on the memo line of your check. The shareholder will be responsible for any fees incurred or losses suffered by the Fund because of any check returned for insufficient funds.

●	By wire to the Fund account as described under “Opening an Account – By Wire”. Shareholders are required to call the Transfer Agent at 1-800-665-9778 before wiring funds.

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●	Through your brokerage firm or other financial institution.

Automatic Investment Plan and Direct Deposit Plans

You may make automatic monthly or quarterly investments in the Fund from your bank, savings and loan or other depository institution. The minimum investments under the automatic investment plan must be at least $100 under the plan and are made on the 15th and/or last business day of the month or quarter. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account.

Your employer may offer a direct deposit plan, which will allow you to have all or a portion of your paycheck transferred automatically to purchase shares of the Fund. Social Security recipients may have all or a portion of their social security check transferred automatically to purchase shares of the Fund. Please call 1-800-665-9778 for more information about the automatic investment plan and direct deposit plans.

Purchases in Kind

The Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund. The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities as an investment for the Fund, the marketability of such securities, and other factors, which the Fund may deem appropriate. If accepted, the securities will be valued using the same criteria and methods utilized for valuing securities to compute the Fund’s NAV.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

●	Name;

●	Date of birth (for individuals);

●	Residential or business street address (although post office boxes are still permitted for mailing); and

●	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In that case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

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Frequent Trading Policies

Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of the Fund’s shares. The Fund does not accommodate frequent purchases or redemptions of Fund shares that result in disruptive trading.

The Board has adopted policies and procedures in an effort to detect and prevent disruptive trading, including market timing in the Fund. The Fund, through its service providers, monitors shareholder-trading activity to ensure it complies with the Fund’s policies. The Fund prepares reports illustrating purchase and redemption activity to detect disruptive trading activity. When monitoring shareholder purchases and redemptions, the Fund does not apply a quantitative definition to frequent trading. Instead, the Fund uses a subjective approach that permits it to reject any purchase orders that it believes may be indicative of market timing or disruptive trading. The right to reject a purchase order applies to any purchase order, including a purchase order placed by financial intermediaries. The Fund may also modify any terms or conditions of purchases of Fund shares or withdraw all or any part of the offering made by this Prospectus. The Fund’s policies and procedures to prevent disruptive trading activity are applied uniformly to all shareholders. These actions, in the Board’s opinion, should help reduce the risk of abusive trading in the Fund.

When financial intermediaries establish omnibus accounts in the Fund for their clients, the Fund reviews trading activity at the omnibus account level and looks for activity that may indicate potential frequent trading or disruptive trading. If the Fund detects potentially disruptive trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Each intermediary that offers the Fund’s shares through an omnibus account has entered into an information sharing agreement with the Fund designed to assist the Fund in stopping future disruptive trading. Intermediaries may apply frequent trading policies that differ from those described in this Prospectus. If you invest in the Fund through an intermediary, please read that firm’s program materials carefully to learn of any rules or fees that may apply.

Although the Fund has taken steps to discourage frequent purchases and redemptions of Fund shares, it cannot guarantee that such trading will not occur.

HOW TO REDEEM SHARES

Shares of the Fund may be redeemed on any day on which the Fund computes its NAV. Shares are redeemed at their NAV next determined after the Transfer Agent receives your redemption request in proper form as described below. Redemption requests may be made by mail or by telephone.

By Mail. You may redeem shares by mailing a written request to Kempner Multi-Cap Deep Value Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Written requests must state the shareholder’s name, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered with the Fund.

Signature Guarantees. If the shares to be redeemed have a value of greater than $50,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with the Fund, you must have all signatures on written redemption requests guaranteed. If the name(s) or the address on your account has changed within the previous 15 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that participates in the Securities Transfer Agents Medallion Program (“STAMP”) sponsored by the Securities Transfer Association. Signature guarantees from financial institutions that do not participate in STAMP will not be accepted. A notary public cannot provide a signature guarantee. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.

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Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent’s procedures may be obtained by calling the Transfer Agent.

By Telephone. Unless you specifically decline the telephone redemption privilege on your account application, you may also redeem shares having a value of $50,000 or less by telephone by calling the Transfer Agent at 1-800-665-9778.

Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund. Account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. Upon request, redemption proceeds of $100 or more may be transferred electronically from an account you maintain with a financial institution by an Automated Clearing House (“ACH”) transaction, and proceeds of $1,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund’s custodian for outgoing wires.

The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Through Your Broker or Financial Institution. You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. These organizations are authorized to designate other intermediaries to receive redemption orders on the Fund’s behalf. The Fund calculates its NAV as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time). Your brokerage firm or financial institution may require a redemption request to be received, in proper form, at an earlier time during the day in order for your redemption to be effective as of the day the order is received. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

Receiving Payment

The length of time the Fund typically expects to pay redemption proceeds is the same regardless of whether the payment is made by check, wire or ACH.  The Fund typically expects to pay redemption proceeds for shares redeemed within the following days after receipt by the Transfer Agent of a redemption request in proper form:

●	For payment by check, the Fund typically expects to mail the check within one (1) to three (3) business days; and
●	For payment by wire or ACH, the Fund typically expects to process the payment within one (1) to three (3) business days.

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Payment of redemption proceeds may take longer than the time the Fund typically expects and may take up to 7 days as permitted under the 1940 Act. Under unusual circumstances as permitted by the SEC, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days. When shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

Minimum Account Balance

Due to the high cost of maintaining shareholder accounts, the Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder’s activity causes the account balance to fall below the applicable investment minimum. Such automatic redemptions may cause a taxable event for the shareholder. An automatic redemption does not apply, however, if the balance falls below the minimum initial investment amount solely because of a decline in the Fund’s NAV. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

Automatic Withdrawal Plan

If the shares of the Fund in your account have a value of at least $5,000, you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $100 each. There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 days written notice, to make reasonable charges. Call the Transfer Agent toll-free at 1-800-665-9778 for additional information.

Other Redemption Information

Generally, all redemptions will be paid in cash.  The Fund typically expects to satisfy redemption requests by using holdings of cash or cash equivalents or selling portfolio assets.  On a less regular basis and if the Adviser believes it is in the best interest of the Fund and its shareholders not to sell portfolio assets, the Fund may satisfy redemption requests by using short-term borrowing from the Fund’s custodian.  These methods normally will be used during both regular and stressed market conditions.  In addition to paying redemption proceeds in cash, the Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” Redemptions in kind will be made only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed, using the same valuation procedures that the Fund uses to compute its NAV. Redemption in kind proceeds will typically be made by delivering a pro-rata amount of the Fund’s holdings to the redeeming shareholder within 7 days after the Fund’s receipt of the redemption order in proper form. If the Fund redeems your shares in kind, you will bear the market risks associated with maintaining or selling the securities that are transferred as redemption proceeds. In addition, when you sell these securities, you will pay taxes and brokerage charges associated with selling the securities.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund intends to declare and distribute income dividends quarterly. In addition, the Fund will annually declare and distribute net capital gains, if any, in December. Your distributions of dividends and capital gains will be automatically reinvested in additional shares of the Fund unless you elect to receive them in cash. The Fund’s distributions of income and capital gains, whether received in cash or reinvested in additional shares, will be subject to federal income tax.

The Fund has qualified and plans to continue to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

Distributions attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. In the case of corporations that hold shares of the Fund, certain income from the Fund may qualify for a 50% dividends-received deduction. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long you have held your Fund shares.

When you redeem Fund shares, you will generally realize a capital gain or loss if you hold the shares as capital assets. Except for investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRA, and tax-exempt investors that do not borrow to purchase Fund shares, any gain realized on a redemption of Fund shares will be subject to federal income tax.

You will be notified by February 15th of each year about the federal tax status of distributions made by the Fund during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

Federal law requires the Fund to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct. Foreign shareholders may be subject to special withholding requirements.

Because everyone’s tax situation is not the same, you should consult your tax professional about federal, state, and local tax consequences of an investment in the Fund.

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FINANCIAL HIGHLIGHTS

These financial highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years. The financial highlights for periods prior to April 28, 2017 represent the performance of the Predecessor Fund. Certain information reflects financial results for a single share of the Fund. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund and the Predecessor Fund (assuming reinvestment of all dividends and distributions). This information for the fiscal years ending July 31, 2018 and July 31, 2017, has been audited by BBD LLP, the Fund’s independent registered public accounting firm, whose report, along with the Fund’s and Predecessor Fund’s financial statements is included in the Annual Report to shareholders, which is available upon request. The information for the fiscal years July 31, 2016 and earlier were audited by Ernest & Young LLP, the Predecessor Fund’s public accounting firm.

KEMPNER MULTI-CAP DEEP VALUE FUND - INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Year
	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016		Year Ended July 31, 2015	Year Ended July 31, 2014
Net asset value at beginning of year	$10.47	$9.18	$10.42		$11.53	$10.69

Income (loss) from investment operations:
Net investment income	0.19	0.19	0.21		0.18	0.18
Net realized and unrealized gains (losses) on investments	1.00	1.29	(0.54)		(0.29)	1.09
Total from investment operations	1.19	1.48	(0.33)		(0.11)	1.27

Less distributions:
Dividends from net investment income	(0.17)	(0.19)	(0.21	)(a)	(0.19)	(0.18)
Distributions from net realized gains	(0.48)	—	(0.70)		(0.81)	(0.25)
Total distributions	(0.65)	(0.19)	(0.91)		(1.00)	(0.43)

Net asset value at end of year	11.01	$10.47	$9.18		$10.42	$11.53

Total return (b)	11.79%	16.30%	(2.56%)		(1.16%)	12.14%

Net assets at end of year (000's)	$67,725	$67,863	$95,846		$130,791	$175,593

Ratios/supplementary data:
Ratio of total expenses to average net assets	0.94%	0.84%	0.78%		0.77%	0.77%

Ratio of net investment income to average net assets	1.74%	1.98%	2.30%		1.66%	1.60%

Portfolio turnover rate	25%	18%	10%		40%	22%

(a)	Includes a return of capital of less than $0.01 per share.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

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KEMPNER MULTI-CAP DEEP VALUE FUND - INVESTOR CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Year
	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016		Year Ended July 31, 2015	Year Ended July 31, 2014
Net asset value at beginning of year	$10.46	$9.17	$10.40		$11.53	$10.69

Income (loss) from investment operations:
Net investment income	0.17	0.17	0.19		0.15	0.15
Net realized and unrealized gains (losses) on investments	1.00	1.29	(0.53)		(0.31)	1.10
Total from investment operations	1.17	1.46	(0.34)		(0.16)	1.25

Less distributions:
Dividends from net investment income	(0.15)	(0.17)	(0.19	)(a)	(0.16)	(0.16)
Distributions from net realized gains	(0.48)	—	(0.70)		(0.81)	(0.25)
Total distributions	(0.63)	(0.17)	(0.89)		(0.97)	(0.41)

Net asset value at end of year	$11.00	$10.46	$9.17		$10.40	$11.53

Total return (b)	11.55%	16.06%	(2.70%)		(1.56%)	11.90%

Net assets at end of year (000's)	$14,803	$15,321	$14,880		$21,272	$20,942

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.19%	1.09%	1.03%		1.02%	1.02%

Ratio of net investment income to average net assets	1.49%	1.70%	2.05%		1.37%	1.35%

Portfolio turnover rate	25%	18%	10%		40%	22%

(a)	Includes a return of capital of less than $0.01 per share.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

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CUSTOMER PRIVACY NOTICE

FACTS	WHAT DOES THE KEMPNER MULTI-CAP DEEP VALUE FUND (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■  Social Security number

■  Assets

■  Retirement Assets

■  Transaction History

■  Checking Account Information

■  Purchase History

■  Account Balances

■  Account Transactions

■  Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-665-9778

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Who we are
Who is providing this notice?	Kempner Multi-Cap Deep Value Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

■  Open an account

■  Provide account information

■  Give us your contact information

■  Make deposits or withdrawals from your account

■  Make a wire transfer

■  Tell us where to send the money

■  Tell us who receives the money

■  Show your government-issued ID

■  Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■  Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■  Affiliates from using your information to market to you

■  Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control.  They can be financial and nonfinancial companies.

■  Kempner Capital Management, Inc., the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

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FOR ADDITIONAL INFORMATION

Additional information about the Fund is included in the SAI, which is incorporated by reference in its entirety.

Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and strategies that significantly affected the Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI, the Annual and Semi-Annual Reports or other information about the Fund, or to make inquiries about the Fund, please call Toll-Free:

1-800-665-9778

This Prospectus, the SAI and the most recent shareholder reports are also available without charge upon written request to:

Kempner Multi-Cap Deep Value Fund
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

The Fund does not have an internet website as of the date of this Prospectus.

Only one copy of a Prospectus or an Annual or Semi-Annual Report will be sent to each household address. This process, known as “Householding,” is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however). You may, of course, request an additional copy of a Prospectus or an Annual or Semi-Annual Report at any time by calling or writing the Fund. You may also request that Householding be eliminated from all your required mailings.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of information on the SEC’s Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File No. 811-22680

25

Statement of Additional Information

November 28, 2018

KEMPNER MULTI-CAP DEEP VALUE FUND

Institutional Class (FIKDX)

Investor Class (FAKDX)

Series of

ULTIMUS MANAGERS TRUST

 225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

This Statement of Additional Information (“SAI”) should be read in conjunction with the Prospectus for the Kempner Multi-Cap Deep Value Fund (the “Fund”) dated November 28, 2018, which may be supplemented from time to time (the “Prospectus”). This SAI is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Prospectus may be obtained without charge, upon request, by writing the Fund at P.O. Box 46767, Cincinnati, Ohio 45246-0707 or by calling toll-free 1-800-665-9778.

TABLE OF CONTENTS

ADDITIONAL INFORMATION ON INVESTMENTS, STRATEGIES AND RISKS	2
INVESTMENT RESTRICTIONS	14
CALCULATION OF SHARE PRICE	15
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	16
SPECIAL SHAREHOLDER SERVICES	16
MANAGEMENT OF THE TRUST	17
INVESTMENT ADVISER	21
PORTFOLIO TRANSACTIONS	23
THE DISTRIBUTOR	25
DISTRIBUTION PLAN	25
OTHER SERVICE PROVIDERS	27
GENERAL INFORMATION	28
ADDITIONAL TAX INFORMATION	32
FINANCIAL STATEMENTS	35
APPENDIX A	36
APPENDIX B	41
APPENDIX C	45
APPENDIX D	48

STATEMENT OF ADDITIONAL INFORMATION

The Fund is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end management investment company. The Trust is an unincorporated business trust that was organized under Ohio law on February 28, 2012. The Fund’s investments are managed by Kempner Capital Management, Inc. (the “Adviser”). For further information on the Fund, please call 1-800-665-9778. Frost Kempner Multi-Cap Deep Value Equity Fund, a series of The Advisors’ Inner Circle Fund II (the “Predecessor Fund”), reorganized into the Trust on April 28, 2017. Accordingly, references to the Fund for periods prior to April 28, 2017 refer to the Predecessor Fund. As of November 28, 2017, the Fund’s name was changed from Kempner Multi-Cap Deep Value Equity Fund to Kempner Multi-Cap Deep Value Fund.

ADDITIONAL INFORMATION ON INVESTMENTS, STRATEGIES, AND RISKS

Information contained in this SAI expands upon information contained in the Prospectus. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Fund’s investment programs will be successful. Investors should carefully review the descriptions of the Fund’s investments and their risks described in the Prospectus and this SAI. No investment in shares of the Fund should be made without first reading the Prospectus.

General Investment Risks. Prices of securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of all types of securities, including securities held by the Fund, can decline.

Borrowing Money. The Fund may, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), borrow money to meet redemption requests or for extraordinary or emergency purposes. Borrowing involves the creation of a liability that requires the Fund to pay interest. In the event the Fund should ever borrow money under these conditions, such borrowing could increase the Fund’s costs and thus reduce the value of the Fund’s assets. In an extreme case, if the Fund’s current investment income was not sufficient to meet the interest expense of borrowing, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

Common Stock. The Fund may purchase common stock. Prices of common stock may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose stock the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all stocks, which also result in losses for the Fund. Market declines may continue for any indefinite period, and investors should understand that during temporary or extended bear markets, the value of common stocks will likely decline.

Convertible Securities. In addition to common and preferred stocks, the Fund may invest in securities convertible into common stock such as convertible bonds, convertible preferred stocks, and warrants. Convertible bonds are fixed income securities that may be converted at a stated price within a specified period into a certain quantity of the common stock of the same or a different issuer. Convertible bonds are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also provides the investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock. Like other debt securities, the value of a convertible bond tends to vary inversely with the level of interest rates. However, to the extent that the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible bond will be increasingly influenced by its conversion value (the security’s worth, at market value, if converted into the underlying common stock). Although to a lesser extent than with fixed-income securities, the market value of convertible bonds tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible bonds tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Cybersecurity Risk. The Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose or compromise confidential, proprietary, or private personal information, suffer data corruption or lose operational capacity. Breaches in cybersecurity include, among other things, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential or private personal information or various other operational disruptions. Successful cybersecurity breaches of the Fund and/or the Fund’s investment adviser, distributor, custodian, the transfer agent or other third party services providers may adversely impact the Fund and its shareholders. For instance, a successful cybersecurity breach may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value (“NAV”), cause the release of private personal shareholder information, impede trading, subject the Fund to regulatory fines or financial losses, and/or cause reputational damage. The Fund relies on third-party service providers for many of the day-to-day operations, and is therefore subject to the risk that the protections and protocols implemented by those service providers will be ineffective in protecting the Fund from cybersecurity breaches. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

Debt Securities. The Fund may invest, directly or indirectly, in corporate debt securities and U.S. Government obligations. Corporate securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. A debt instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt; the lower the credit rating, the greater the risk that the security’s issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security. The Fund may purchase debt securities of any credit quality, maturity or yield. Accordingly, the Fund may purchase investment grade securities, meaning securities rated BBB or better by S&P Global Ratings (“S&P”), Baa or better by Moody’s Investors Service (“Moody’s”) or a comparable rating by another nationally recognized statistical rating organization (“NRSRO”) or, if unrated, as determined by the Adviser to be of comparable quality. In addition, the Fund may purchase lower-rated debt securities including, without limitation, “junk” bonds whose ratings are below investment grade. Debt securities rated Baa by Moody’s or BBB by S&P or Fitch may be considered speculative and are subject to risks of non-payment of interest and principal. Debt securities rated lower than Baa by Moody’s or lower than BBB by S&P or Fitch are generally considered speculative and subject to significant risks of non-payment of interest and principal and greater market fluctuations than higher-rated fixed-income securities. Lower-rate debt securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated debt securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s net asset value. These risks can reduce the value of the Fund’s shares and the income it earns. Descriptions of the quality ratings of Moody’s, S&P, and Fitch are included as Appendix A to the SAI. While the Adviser utilized the ratings of various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis of factors establishing creditworthiness.

Equity Securities. The equity portion of the Fund’s portfolio will generally be comprised of U.S. common stock. In addition to common stock, the Fund’s equity investments may include preferred stock, securities convertible into common stock, and foreign stock. The Fund’s equity investments may include securities traded on domestic exchanges or on the over-the-counter (“OTC”) market. The prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities a Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for a Fund. Market declines may continue for an indefinite period, and investors should understand that during temporary or extended bear markets, the value of equity securities, including securities held by the Fund, will likely decline.

Foreign Securities. The Fund may invest in securities issued by foreign governments or foreign corporations directly or indirectly through exchange-traded funds (“ETFs”) or derivative transactions (e.g., foreign currency futures). The Fund may invest in securities of foreign issuers that trade directly on U.S. and foreign stock exchanges or in the form of American Depositary Receipts (“ADRs”). ADRs are receipts that evidence ownership of underlying securities issued by a foreign issuer. ADRs are generally issued by a U.S. bank or trust company to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. Exchanges. ADRs, in registered form, are designed for use in the U.S. securities markets. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. The depositary of an unsponsored ADR is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security. Investments in ADRs are subject to risks similar to those associated with direct investments in foreign securities.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The performance of foreign markets does not necessarily track U.S. markets. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards, and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers, and issuers of securities than in the U.S. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit less liquidity and greater price volatility than securities of U.S. companies. Changes in foreign exchange rates will affect the value of those securities, which are denominated or quoted in currencies other than the U.S. dollar. Therefore, to the extent the Fund invests in a foreign security, which are denominated or quoted in currencies other than the U.S. dollar, there is a risk that the value of such security will decrease due to changes in the relative value of the U.S. dollar and the securities underlying foreign currency. Additional costs associated with an investment in foreign securities may include higher custodial fees than those applicable to domestic custodial arrangements, generally higher commission rates on foreign portfolio transactions, and transaction costs of foreign currency conversions. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the U.S.), limits on proxy voting and difficulty in enforcing legal rights outside the U.S. Currency exchange rates and regulations may cause fluctuation in the value of foreign securities. In addition, foreign securities, and dividends and interest payable on those securities, may be subject to foreign taxes, including taxes withheld from payments on those securities.

Lending of Portfolio Securities. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33⅓% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities that the Adviser has determined are creditworthy under guidelines established by the Trust’s Board of Trustees (the “Board”). In determining whether the Fund will lend securities, the Adviser will consider all relevant facts and circumstances. The Fund may not lend securities to any company affiliated with the Adviser. Each loan of securities will be collateralized by cash, securities, or letters of credit. The Fund might experience a loss if the borrower defaults on the loan.

The borrower, at all times during the loan, must maintain with the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Fund any dividends or interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. Loans are subject to termination at the option of the Fund or the borrower, at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. If the Fund invests the cash collateral from the borrower, there is the risk that such investment may result in a financial loss. In such an event, the Fund would be required to repay the borrower out the Fund’s assets.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the Adviser intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the Adviser has knowledge that, in its opinion, a material event affecting the loaned securities will occur or the Adviser otherwise believes it necessary to vote.

The Fund did not engage in the lending of portfolio securities during the past fiscal year.

U.S. Government Obligations. The Fund may invest, directly or indirectly, in U.S. Government obligations. “U.S. Government obligations” include securities, which are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government, and by various instrumentalities, which have been established or sponsored by the U.S. Government. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. U.S. Treasury obligations include Treasury Bills, Treasury Notes, and Treasury Bonds. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

Agencies and instrumentalities established by the U.S. Government include the Federal Home Loan Banks, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Banks, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the U.S. Treasury. In the case of U.S. Government obligations not backed by the full faith and credit of the U.S. Government, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitment. U.S. Government obligations are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise. Any guarantee of the U.S. Government will not extend to the yield or value of the Fund’s shares.

Economic and Regulatory Risks. As economic activity has improved both domestically and globally, the Federal Reserve and other foreign central banks have begun to retrench from the supportive policies introduced after the global financial crisis that began to unfold in 2007. These policies included open market purchases of fixed income securities and maintaining interest rates at or near historically low levels. Lately, the Federal Reserve has been willing to allow interest rates to rise, if only gradually and moderately. It is unclear as to the level which the Federal Reserve will allow interest rates to continue to rise. Further reduction or withdrawal of support by the United States and the Federal Reserve and/or by other governments and their central banks, failure of such efforts or support in response to any future crisis, or investor perception that such efforts or support are not succeeding could negatively affect financial markets generally, as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities, including securities held by the Fund.

In addition, policy and legislative changes in the U.S. and in other countries have been implemented that are affecting many aspects of the financial markets and imposing additional regulatory requirements. Given the broad scope, sweeping nature, and relatively recent enactment of some of these changes, the potential impact they could have on securities held by the Fund is unclear and may not be fully known for some time. These changes and any future regulatory change could adversely affect the Fund.

Exchange-Traded Funds (ETFs) and Other Similar Instruments. The Fund may purchase shares of ETFs and other similar instruments. An ETF is typically an investment company registered under the 1940 Act that holds a portfolio of common stocks designed to track the performance of a particular index or market sector. Alternatively, ETFs may be actively managed pursuant to a particular investment strategy, similar to other non-index based investment companies. ETFs are traded on a securities exchange based on their market value. ETFs sell and redeem their shares at NAV in large blocks (typically 50,000 of its shares) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market like ordinary stocks in lots of any size at any time during the trading day. ETFs are traded on a securities exchange based on their market values.

Instruments the Fund may purchase that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be listed on national securities exchanges and purchased and sold in the secondary market, but unlike ETFs, are not registered as investment companies under the 1940 Act. Such securities may also be exchange traded, but because they are not registered as investment companies, they are not subject to the percentage investment limitations imposed by the 1940 Act.

An investment in an ETF generally presents the same primary risks as an investment in a conventional registered investment company (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decrease, thereby affecting the value of the shares of an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional investment companies: (i) the market price of the ETF’s shares may trade at a discount to their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; and (iv) ETF shares may be delisted from the exchange on which they trade, or (v) activation of “circuit breakers” (which are tied to large decreases in stock prices) may halt trading of the ETF shares temporarily. ETFs are also subject to the risks of the underlying securities or sectors the ETF is designed to track.

Because ETFs and pools that issue similar instruments bear various fees and expenses, the Fund will pay a proportionate share of these expenses, as well as transaction costs, such as brokerage commissions. As with traditional investment companies, ETFs charge asset-based fees, although these fees tend to be relatively low as compared to other type of investment companies. ETFs do not charge initial sales loads or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

The Securities and Exchange Commission (the “SEC”) has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the Fund) in excess of some of the limits discussed above under section entitled “Investment Companies”. The Fund may invest in ETFs that have received such exemptive orders from the SEC, pursuant to the conditions specified in such orders. In accordance with Section 12(d)(1)(F)(i) of the 1940 Act, the Fund may also invest in ETFs that have not received such exemptive orders and in other investment companies in excess of these limits, as long as the Fund (and all of its affiliated persons, including the Adviser) do not acquire more than 3% of the total outstanding stock of such ETF or other investment company (the “3% Limitation”), unless otherwise permitted to do so pursuant to permission granted by the SEC. In purchasing ETFs, the Fund will be subject to the 3% Limitation unless (i) the ETF or the Fund has received an SEC order for exemptive relief from the 3% Limitation that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. The SEC has issued such exemptive orders to numerous ETFs and their investment advisers, which permit investment companies, including the Fund, to invest in such ETFs (“Exempted ETFs”) beyond the 3% Limitation, subject to certain terms and conditions, including that such investment companies enter into an agreement with the Exempted ETF. The Fund may enter into such agreements with one or more Exempted ETFs so that the Fund will be permitted to invest in such Exempted ETFs in excess of the 3% Limitation. If the Fund seeks to redeem shares of an ETF or other investment company purchased in reliance on Section 12(d)(1)(F), the investment company is not obligated to redeem an amount exceeding 1% of the investment company’s outstanding shares during a period of less than 30 days.

The market value of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the ETF’s underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Leveraged and Inverse ETF Risk. The Fund may invest in leveraged and inverse ETFs. Leveraged and inverse ETFs involve additional risks and considerations not present in traditional ETFs. Typically, shares of an index-based ETF are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called “short ETFs” or “bear ETFs”), shares are expected to increase in value as the value of the underlying benchmark decreases, similar to holding short positions in the underlying benchmark.  Leveraged ETFs seek to deliver multiples (e.g., 2X or 3X) of the performance of the underlying benchmark, typically by using derivatives in an effort to amplify returns (or decline, in the case of inverse ETFs) of the underlying benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater.

Leveraged and inverse ETFs “reset” over short periods of time, meaning they are designed to deliver their stated returns only for the length of their reset periods (typically daily or monthly), and are not designed to deliver their returns intraday or over periods longer than the stated reset period. Because of the structure of these products, their rebalancing methodologies and the math of compounding, extended holdings beyond the reset period can lead to results very different from a simple doubling, tripling, or inverse of the benchmark's average return over the same period of time. This difference in results can be magnified in volatile markets. Further, leveraged and inverse ETFs may have lower trading volumes or may be less tax efficient than traditional ETFs and may be subject to additional regulation. To the extent that leveraged or inverse ETFs invest in derivatives, investments in such ETFs will be subject to the risks of investments in derivatives. For these reasons, leveraged and inverse ETFs are typically considered to be riskier investments than traditional ETFs.

Illiquid Securities. The Fund may invest in illiquid securities, but will limit its investments in illiquid securities to no more than 15% of its net assets. Illiquid securities are securities that may be difficult to sell promptly (generally within seven days) at approximately their current value because of a lack of an available market and other factors. Under the supervision of the Board, the Adviser determines the liquidity of the Fund’s investments and, through reports from the Adviser, the Board monitors investments in illiquid instruments. If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. The sale of some illiquid and other types of securities may be subject to legal restrictions.

If the Fund invests in securities for which there is no ready market, it may not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market, and which can be expected to be sold immediately if the market is adequate. The sale price of illiquid securities once realized may be lower or higher than the Adviser’s most recent estimate of their fair market value. Generally, less public information is available about the issuers of such securities than about companies whose securities are publicly traded.

Investment Companies. The Fund may, from time to time, invest in securities of other investment companies, including, without limitation, money market funds, and ETFs. The Fund generally expects to rely on Rule 12d1-1 under the 1940 Act when purchasing shares of a money market fund. Under Rule 12d1-1, the Fund may generally invest without limitation in money market funds as long as the Fund pays no sales charge (“sales charge”), as defined in rule 2830(b)(8) of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), or service fee, as defined in rule 2830(b)(9) of the Conduct Rules of FINRA, charged in connection with the purchase, sale, or redemption of securities issued by the money market fund (“service fee”); or the investment adviser waives its management fee in an amount necessary to offset any sales charge or service fee. The Fund generally expects to rely on Section 12(d)(1)(F) of the 1940 Act when purchasing shares of other investment companies that are not money market funds. Under Section 12(d)(1)(F), the Fund may generally acquire shares of another investment company unless, immediately after such acquisition, the Fund and its affiliated persons would exceed the 3% Limitation. To the extent the 3% Limitation applies to an investment the Fund wishes to make, the Fund may be prevented from allocating its investments in the manner that the Adviser considers optimal. Also, under the 1940 Act, to the extent that the Fund relies upon Section 12(d)(1)(F) in purchasing securities issued by another investment company, the Fund must either seek instructions from its shareholders with regard to the voting of all proxies with respect to its investment in such securities and vote such proxies only in accordance with the instructions, or vote the shares held by it in the same proportion as the vote of all other holders of the securities. In the event that there is a vote of investment company shares held by the Fund in reliance on Section 12(d)(1)(F), the Fund intends to vote such shares in the same proportion as the vote of all other holders of such securities. Investment in other investment companies subjects the Fund to additional operating and management fees and expenses. For example, Fund investors will indirectly bear fees and expenses charged by underlying investment companies in which the Fund invests, in addition to the Fund’s direct fees and expenses.

Master Limited Partnerships (“MLPs”). The Fund may directly invest a portion of its total assets in the equity or debt securities of MLPs, which are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the OTC market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be more limited voting rights and fewer corporate protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries. The benefit derived from the Fund’s investment in a MLP is largely dependent on the MLP’s being treated as partnerships for deferral income tax purposes, so any change to this status would adversely affect its value. The Fund’s investment in a MLP may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the MLP’s operating expenses in addition to paying Fund expenses.

Money Market Instruments. The Fund may invest in money market instruments. Money market instruments may include U.S. Government obligations, or corporate debt obligations (including those subject to repurchase agreements) as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker’s Acceptances, Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, Variable Amount Demand Master Notes (“Master Notes”) and shares of money market investment companies.

Banker’s Acceptances are time drafts drawn on and “accepted” by a bank, which are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank “accepts” such a time draft, it assumes liability for its payment. When the Fund acquires a Banker’s Acceptance, the bank which “accepted” the time draft is liable for payment of interest and principal when due. The Banker’s Acceptance, therefore, carries the full faith and credit of such bank.

A Certificate of Deposit (“CD”) is an unsecured interest-bearing debt obligation of a bank. CDs acquired by the Fund would generally be in amounts of $100,000 or more.

Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in the highest rating category by any NRSRO or, if not rated, if the issuer has an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, is of equivalent quality in the Adviser’s assessment. Commercial Paper may include Master Notes of the same quality.

Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund’s custodian, acting as administrator thereof. The Adviser will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund. The Fund may invest in shares of money market investment companies to the extent permitted by the 1940 Act.

Operational Risk. An investment in the Fund involves operational risk arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. Any of these failures or errors could result in a loss or compromise of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there is no guarantee that the Fund will not suffer losses due to operational risk.

Options. The Fund may purchase and write or sell, put and call options on securities. The Fund may buy and sell options for a number of purposes, including hedging, investment or speculative purposes. For example, it may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a substitute for purchasing individual securities. Buying puts and writing covered calls may be used to hedge the Fund’s portfolio against price fluctuations. Buying call options tends to increase the Fund’s exposure to the securities market. The Fund may write a call or put option only if the option is “covered” by the Fund’s holding a position in the underlying securities or by other means, which would permit immediate satisfaction of the Fund’s obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.

Special Risk Factors of Options. Transactions in derivative instruments such as options involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge (if the derivative instrument is being used for hedging purposes); tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions.  The loss on derivative instruments (other than purchased options) may substantially exceed the amount invested in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions.

The Fund’s use of certain derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset underlying a derivative instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use derivative instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset and may cause the Fund’s NAV to be volatile. For example, if the Adviser seeks to gain enhanced exposure to a specific asset through a derivative instrument providing leveraged exposure to the asset and that derivative instrument increases in value, the gain to the Fund will be magnified; however, if that investment decreases in value, the loss to the Fund will be magnified. A decline in the Fund’s assets due to losses magnified by the derivative instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests or to meet asset segregation requirements when it may not be advantageous to do so. There is no assurance that the Fund’s use of derivative instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

The Fund’s success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Fund’s assets.

Over-the-counter (“OTC”) derivative instruments involve an increased risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. Certain purchased OTC options, and assets used as cover for written OTC options, may be considered illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. The use of derivatives is a highly specialized activity that involves skills different from conducting ordinary portfolio securities transactions. There can be no assurance that the Adviser’s use of derivative instruments will be advantageous to the Fund.

Preferred Stock. The Fund may invest in preferred stock. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Preferred stocks may include the obligation to pay a stated dividend. The price of preferred stocks could depend more on the size of the dividend than on the company’s performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect the price of preferred stock. Like common stocks, the value of preferred stock may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and industry-specific changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses.

Repurchase Agreements. The Fund may invest in repurchase agreements. A repurchase agreement transaction occurs when an investor purchases a security (normally a U.S. Government security), then resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and is required to deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount that reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale normally will occur within one to seven days of the purchase. Repurchase agreements are considered “loans” under the 1940 Act, collateralized by the underlying security. The Trust has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. The Adviser will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund’s risk is that such default may include any decline in value of the collateral to an amount, which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into any repurchase agreement that would cause more than 15% of its net assets to be invested in repurchase agreements that extend beyond seven days.

Restricted Securities. Within its limitation on investment in illiquid securities, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Restricted securities are generally considered to be illiquid unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(a)(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”). Investing in 144A Securities may decrease the liquidity of the Fund’s portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists. Subject to the oversight of the Board, 144A Securities determined by the Adviser to be liquid in accordance with procedures adopted by the Board shall not be deemed “illiquid securities”.

Short Selling of Securities. The Fund may engage in short selling of securities. In a short sale of securities, the Fund sells stock that it does not own, making delivery with securities “borrowed” from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends and/or interest, which accrues during the period that the short sale remains open. In order to borrow the security, the Fund may also have to pay a fee, which would increase the cost of selling a security short. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out, or the proceeds may be released to the Fund and invested in additional securities.

The Fund will incur a loss because of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Excluding any dividend and/or interest payments, the Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any dividends and/or interest the Fund may be required to pay in connection with the short sale.

In a short sale, the seller does not own the securities sold and is said to have a short position in those securities until the position is closed out. The Fund must deposit in a segregated account with the Fund’s custodial bank an amount of cash and/or liquid assets sufficient to cover the Fund’s short positions. While the short position is open, the Fund monitors daily the segregated account’s balance to ensure that it meets the relevant collateral requirements.

The Fund may also engage in short sales if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale “against the box”. The Fund does not intend to engage in short sales against the box for investment purposes. The Fund may, however, make a short sale against the box as a hedge, when the investment manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price. In such case, any future losses in the Fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies. If the Adviser believes a temporary defensive position is warranted in view of market conditions, the Fund may hold cash or invest up to 100% of its assets in high-quality short-term government or corporate obligations, money market instruments or shares of money market mutual funds. Taking a temporary defensive position may prevent the Fund from achieving its investment objective.

Warrants and Rights. The Fund may purchase warrants and rights, or it may acquire ownership of such investments by virtue of its ownership of common stocks. Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period. Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders. The holders of warrants and rights have no voting rights, receive no dividends with respect to the equity interests underlying warrants or rights, and will have no rights with respect to the assets of the issuer, until the warrant or right is exercised. Investments in warrants and rights involve certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant or right can be prudently exercised (in which event the warrant or right may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Portfolio Turnover. The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Fund’s portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commission, and may result in additional tax consequences to the Fund’s shareholders.

The table below provides the portfolio turnover rate for the Fund for the fiscal years ended July 31, 2017 and July 31, 2018:

Fiscal Year Ended July 31	Portfolio Turnover Rate
2018	25%
2017	18%

INVESTMENT RESTRICTIONS

The Fund has adopted the following fundamental investment limitations that may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term “majority” of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding voting securities of the Fund. Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities. See the Prospectus for more information about the Fund’s investment objective and investment strategies, each of which are not fundamental and may be changed without shareholder approval.

The Fund may not:

1.	Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2.	Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3.	Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.	Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules, or regulations may be amended or interpreted from time to time.

5.	Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules, or regulations may be amended or interpreted from time to time.

6.	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules, or regulations may be amended or interpreted from time to time.

With respect to the “fundamental” investment restrictions above, if a percentage limitation or standard is adhered to at the time of investment, a later increase or decrease in percentage or departure from the standard resulting from any change in value or net assets or other factors will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase); provided, however, that the treatment of the fundamental restrictions related to borrowing money and issuing senior securities are exceptions to this general rule and are monitored on an ongoing basis.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements standby commitments and trading practices which would be deemed to involve the issuance of a senior security, including options, futures and forward contracts, with appropriate earmarking or segregation of assets to cover such obligation.

The 1940 Act permits the Fund to borrow money from banks in an amount up to one-third of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities then outstanding). In general, the Fund may not issue any class of senior security, except that the Fund may (i) borrow from banks, provided that immediately following any such borrowing there is an asset coverage of at least 300% for all Fund borrowings and in the event such asset coverage falls below 300% the Fund will within three days (excluding holidays and Sundays) or such longer period as the SEC may prescribe by rules and regulation, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%, and (ii) engage in trading practices which could be deemed to involve the issuance of a senior security, including options, futures, forward contracts and reverse repurchase agreements, provided that the Fund earmarks or segregates liquid assets in accordance with applicable SEC regulations and interpretations.

The fundamental restriction on investing in real estate and commodities does not prohibit the Fund from investing in securities of companies whose business is related to real estate or commodities, or in registered investment companies or other companies that invest directly or indirectly in real estate or commodities.

CALCULATION OF SHARE PRICE

The share price or NAV of shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (the “NYSE”) on each day the NYSE is open for trading. Currently, the NYSE is open for trading on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For purposes of computing the Fund’s NAV, securities are valued at market value as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern Time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued based on their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the mean of the closing bid and ask prices on the NYSE or other primary exchange for that day. The National Association of Securities Dealers Automated Quotations (“NASDAQ”) listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean of the more recently quoted bid and ask prices as reported by NASDAQ. Securities traded in the OTC market are valued at the last sale price, if available, otherwise at the mean of the most recently quoted bid and ask prices. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. Fixed-income securities are normally valued based on prices obtained from independent third-party pricing services approved by the Board, which are generally determined with consideration given to institutional bid and last sale prices and take into account security prices, yield, maturity, call features, ratings, institutional-sized trading in similar groups of securities and developments related to specific securities. Foreign securities are normally valued on the basis of fair valuation prices obtained from independent third-party pricing services approved by the Board, which are generally determined with consideration given to any change in price of the foreign security and any other developments related to the foreign security since the last sale price on the exchange on which such foreign security primarily traded and the close of regular trading on the NYSE. One or more pricing services may be utilized to determine the value of securities held by the Fund. The methods used by independent pricing services and the quality of valuations so established are reviewed by the Adviser and the Fund’s administrator under the general supervision of the Board. To the extent the assets of the Fund are invested in other open-end investment companies that are registered under the 1940 Act and not traded on an exchange, the Fund’s NAV is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Fund are offered for sale on a continuous basis. Shares are sold and redeemed at their NAV, as next determined after receipt of the purchase or redemption order in proper form.

The Fund may suspend the right of redemption or postpone the date of payment for shares during a period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted these suspensions; or (d) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its assets.

The Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind”. Redemptions in kind will be made only under extraordinary circumstances and if the Fund deems it advisable for the benefit of its shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). A redemption in kind will consist of securities equal in market value to your shares being redeemed, using the same valuation procedures that the Fund uses to compute its NAV. Redemptions in kind proceeds will typically be made by delivering a pro-rata amount of the Fund’s holdings to the redeeming shareholder within 7 days after the Fund’s receipt of the redemption order in proper form.  If the Fund redeems your shares in kind, you will bear the market risks associated with maintaining or selling the securities paid as redemption proceeds.  In addition, when you sell these securities, you bear the risk that the securities have become less liquid and are difficult to sell. You also will pay taxes and brokerage charges associated with selling the securities.

SPECIAL SHAREHOLDER SERVICES

As noted in the Prospectus, the Fund offers the following shareholder services:

Regular Account. The regular account allows voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions to and withdrawals from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor’s registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or a redemption, the shareholder will receive a confirmation statement showing the current transaction.

Automatic Investment Plan. The automatic investment plan enables investors to make regular periodic investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund’s transfer agent will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the NAV on or about the fifteenth or the last business day of the month or quarter, or both. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Transfer of Registration. To transfer shares to another owner, send a written request to Kempner Multi-Cap Deep Value Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Your request should include the following: (i) the Fund name and existing account registration; (ii) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (iii) if it is for a new account, a completed account application, or if it is an existing account, the account number; (iv) Medallion signature guarantees (See the heading “How to Redeem Shares – Signature Guarantees” in the Prospectus); and (v) any additional documents that are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

MANAGEMENT OF THE TRUST

Overall responsibility for management and supervision of the Fund and the Trust rests with the Board. The members of the Board (the “Trustees”) are elected by the Trust’s shareholders or existing members of the Board as permitted under the 1940 Act and the Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”). Each Trustee serves for a term of indefinite duration until death, resignation, retirement, or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust’s day-to-day operations. The officers are elected annually. Certain officers of the Trust also may serve as Trustees.

The Trust will be managed by the Board in accordance with the laws of the State of Ohio governing business trusts. There are currently four Trustees, three of whom are not “interested persons”, as defined by the 1940 Act, of the Trust (the “Independent Trustees”). The Independent Trustees receive compensation for their services as Trustees and attendance at meetings of the Board. Officers of the Trust receive no compensation from the Trust for performing the duties of their offices.

Attached in Appendix B is a list of the Trustees and executive officers of the Trust, their year of birth and address, their present position with the Trust, length of times served in their position, and their principal occupation during the past five years, and any other directorships held by the Trustee. Those Trustees who are “interested persons” as defined in the 1940 Act and those Trustees who are Independent Trustees are identified in the table.

Leadership Structure and Qualifications of Trustees

The Board consists of four Trustees, three of whom are Independent Trustees. The Board is responsible for the oversight of the series, or funds, of the Trust.

The Board has engaged investment advisers to oversee the day-to-day management of the Trust’s series. The Board is responsible for overseeing these investment advisers and the Trust’s other service providers in the operations of the Trust in accordance with the 1940 Act, other applicable federal and state laws, and the Declaration of Trust.

The Board meets at least four times throughout the year. The Board generally meets in person but may meet by telephone as permitted by the 1940 Act. In addition, the Trustees may meet in person or by telephone at special meetings or on an informal basis at other times. The Independent Trustees also meet at least quarterly without the presence of any representatives of management.

Board Leadership. The Board is led by its Chairman, Mr. John J. Discepoli, who is also an Independent Trustee. The Chairman generally presides at all Board Meetings, facilitates communication and coordination between the Trustees and management, and reviews meeting agendas for the Board and the information provided by management to the Trustees. The Chairman works closely with Trust counsel and counsel to the Independent Trustees and is also assisted by the Trust’s President, who, with the assistance of the Trust’s other officers, oversees the daily operations of the Fund, including monitoring the activities of all of the Fund’s service providers.

The Board believes that its leadership structure, including having an Independent Trustee serve as Chairman and three out of four Trustees as Independent Trustees, is appropriate and in the best interests of the Trust. The Board also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Trust management.

Board Committees. The Board has established the following committees:

Committee of Independent Trustees (the “Committee”): The principal functions of the Committee are: (i) to appoint, retain and oversee the Trust’s independent registered public accounting firm; (ii) to meet separately with the independent registered public accounting firm and receive and consider a report concerning its conduct of the audit, including any comments or recommendations it deems appropriate; (iii) to select act as the Trust’s qualified legal compliance committee (“QLCC”), as defined in the regulations under the Sarbanes-Oxley Act; and (iv) to act as a proxy voting committee if called upon under the Trust’s Proxy Voting Policies and Procedures when a matter with respect to which a series of the Trust is entitled to vote presents a conflict between the interest of the series’ shareholders, on the one hand, and those of the series’ investment manager on the other. Messrs. David M. Deptula and Discepoli and Ms. Janine L. Cohen are the members of the Committee. Mr. Deptula is the Chairman of the Committee and presides at its meetings. The Committee met six times during the Fund’s prior fiscal year.

Nominating Committee (the “Nominating Committee”): The Nominating Committee nominates and selects persons to serve as members of the Board, including Independent Trustees and “Interested” Trustees. In selecting and nominating persons to serve as Independent Trustees, the Nominating Committee will not consider nominees recommended by shareholders of the Trust unless required by law. Messrs. David M. Deptula and John J. Discepoli and Ms. Janine L. Cohen are the members of the Nominating Committee. Ms. Cohen is the Chairman of the Nominating Committee and presides at its meetings. The Nominating Committee did not meet during the Fund’s prior fiscal year.

Qualifications of the Trustees. The Committee reviews the experience, qualifications, attributes, and skills of potential candidates for nomination or election by the Board. In evaluating a candidate for nomination or election as a Trustee, the Committee takes into account the contribution that the candidate would be expected to make to the diverse mix of experience, qualifications, attributes and skills that the Committee believes contribute to the oversight of the Trust’s affairs. The Board has concluded, based on each Trustee’s experience, qualifications, attributes, or skills on both an individual basis and in combination with the other Trustees, that each Trustee is qualified to serve on the Board. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Adviser, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees support this conclusion. In determining that a particular Trustee is and will continue to be qualified to serve as a Trustee, the Board considers a variety of criteria, none of which, in isolation, is controlling.

In addition to the Trustee qualifications listed above, each of the Trustees has additional Trustee qualifications including, among other things, the experience identified in the “Trustees and Executive Officers” table included in Appendix B and as follows:

Interested Trustee

Robert G. Dorsey is a co-founder of Ultimus Fund Solutions, LLC (“Ultimus”) and Ultimus Fund Distributors, LLC (the “Distributor”). Mr. Dorsey has served as President and Managing Director of Ultimus and the Distributor since their founding in 1999 until April 2018 and is currently serving as C0-Chief Executive Officer and Managing Director of Ultimus. Mr. Dorsey has over 30 years of experience in the mutual fund servicing industry. He holds a B.S. from Christian Brothers University and is a Certified Public Accountant (inactive). Mr. Dorsey has been a Trustee since February 2012.

Independent Trustees

John J. Discepoli is the owner of Discepoli Financial Planning, LLC, a personal financial planning firm. He founded the firm in November 2004. Mr. Discepoli has over 15 years of experience in the financial services industry. He holds a B.B.A, in Accounting from the University of Notre Dame and received a certificate from the Executive Development Program of Northwestern University – Kellogg School of Management. Mr. Discepoli is a Certified Public Accountant and Personal Financial Specialist. Mr. Discepoli has been the Chairman since May 2016 and a Trustee since June 2012.

David M. Deptula has served as Vice President of Legal and Special Projects for Dayton Freight Lines, Inc. since February 1, 2016. Prior to that position, Mr. Deptula was Vice President of Tax Treasury for Standard Register, Inc. (a company that provides solutions for companies to manage their critical communications, previously The Standard Register Company) since November 2011. (Standard Register, Inc., a newly formed subsidiary of Taylor Corporation, purchased assets of The Standard Register Company on July 31, 2015.) Prior to joining Standard Register, Mr. Deptula was a Tax Partner at Deloitte Tax LLP (“Deloitte”). Mr. Deptula joined Deloitte in 1984 and remained with Deloitte until October of 2011. During his tenure at Deloitte, he was actively involved in providing tax accounting services to open-end mutual funds and other financial services companies. Mr. Deptula holds a B.S. in Accounting from Wright State University and a Juris Doctor from University of Toledo. He is also a Certified Public Accountant. Mr. Deptula has been a Trustee since June 2012.

Janine L. Cohen, retired, was an executive at AER Advisors, Inc. (“AER”) from 2004 through her retirement in 2013. Ms. Cohen served as Chief Financial Officer (“CFO”) from 2008 to 2013 and Chief Compliance Officer (“CCO”) from 2008 to 2013 at AER. During her tenure at AER, she was actively involved in developing financial forecasts, business plans, and SEC registrations. Prior to those roles, Ms. Cohen was a Senior Vice President at State Street Bank. Ms. Cohen has over 30 years of experience in the financial services industry. She holds a B.S. in Accounting and Math from the University of Minnesota and is a Certified Public Accountant. Ms. Cohen has been a Trustee since January 2016.

References above to the qualifications, attributes, and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Risk Oversight. The operation of a mutual fund, including its investment activities, generally involves a variety of risks. As part of its oversight of the Fund, the Board oversees risk through various regular board and committee activities. The Board, directly or through its Committee, reviews reports from, among others, the Adviser, the Trust’s CCO, the Trust’s independent registered public accounting firm, and outside legal counsel, regarding risks faced by the Fund and the risk management programs of the Adviser, with respect to the Fund’s investment and trading activities, and certain service providers. The actual day-to-day risk management with respect to the Fund resides with the Adviser, with respect to the Fund’s investment and trading activities, and other service providers to the Fund. Although the risk management policies of the Adviser and the service providers are designed to be effective, there is no guarantee that they will anticipate or mitigate all risks. Not all risks that may affect the Fund can be identified, eliminated, or mitigated and some risks simply may not be anticipated or may be beyond the control of the Board or the Adviser or other service providers. The Independent Trustees meet separately with the Trust’s CCO at least annually, outside the presence of management, to discuss issues related to compliance. Furthermore, the Board receives an annual written report from the Trust’s CCO regarding the operation of the compliance policies and procedures of the Trust and its primary service providers. As part of its oversight function, the Board also may hold special meetings or communicate directly with Trust management or the Trust’s CCO to address matters arising between regular meetings.

The Board also receives quarterly reports from the Adviser on the investments and securities trading of the Fund, including the Fund’s investment performance, as well as reports regarding the valuation of the Fund’s securities. The Board also receives quarterly reports from the Fund’s administrator (the “Administrator”), transfer agent (the “Transfer Agent”) and the Distributor on regular quarterly items and, where appropriate and as needed, on specific issues. In addition, in its annual review of the Fund’s investment advisory agreement, the Board will review information provided by the Adviser relating to its operational capabilities, financial condition, and resources. The Board also conducts an annual self-evaluation that includes a review of its effectiveness in overseeing, among other things, the number of funds in the Trust and the effectiveness of the Board’s committee structure.

Trustees’ Ownership of Fund Shares. The following table shows each Trustee’s beneficial ownership of shares of the Fund and, on an aggregate basis, of shares of all funds within the Trust, as of December 31, 2017.

Name of Trustee	Dollar Range of Shares of the Fund Owned by Trustee	Aggregate Dollar Range of Shares of All Funds in Trust Overseen by Trustee
Robert G. Dorsey	None	Over $100,000
John J. Discepoli	None	None
David M. Deptula	None	None
Janine L. Cohen	None	None

Ownership in Fund Affiliates. As of the date of December 31, 2017, none of the Independent Trustees, nor members of their immediate families, owned, beneficially or of record, securities of the Adviser, the Distributor or any affiliate of the Adviser or the Distributor.

Trustee Compensation. No director, officer, or employee of the Adviser or the Distributor receives any compensation from the Trust for serving as an officer or Trustee of the Trust. As of August 1, 2018, each Independent Trustee receives a $500 per meeting fee and a $1,300 annual retainer for each series of the Trust, except Mr. Discepoli who receives a $1,500 annual retainer for his service as Chairman. The Trust reimburses each Trustee and officer for his travel and other expenses incurred in attending meetings. The following table provides the amount of compensation paid to each of the Trustees during the Fund’s fiscal year ended July 31, 2018:

Name of Trustee	Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from All Funds Within the Trust
Interested Trustee
Robert G. Dorsey	None	None	None	None
Independent Trustees
John J. Discepoli	$3,200	None	None	$73,300
David M. Deptula	$3,000	None	None	$68,750
Janine L. Cohen	$3,000	None	None	$68,750

Principal Holders of Voting Securities. As of November 1, 2018, the Trustees and officers of the Trust as a group owned beneficially (i.e. had direct or indirect voting and/or investment power) under 1% of the then-outstanding shares of the Fund. On the same date, the following shareholder owner of record more than 5% of the outstanding shares of beneficial interest of the Fund:

Name and Address of Record Owner	Percentage Ownership
SEI Private Trust Company/C/O Frost ID 390 One Freedom Valley Drive Oaks, PA 19456	94.29%

A shareholder owning of record of beneficially more than 25% of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting than the vote of other shareholders.

INVESTMENT ADVISER

Kempner Capital Management, Inc., located at 2201 Market Street, 12th Floor, Frost Bank Building, Galveston, Texas 77550-1503, serves as the investment adviser to the Fund pursuant to an Investment Advisory Agreement dated April 14, 2017 (the “Advisory Agreement”). The Adviser is a corporation organized in the State of Texas. As of the date of this Statement of Additional Information, the principal owner of the Adviser is Harris L. Kempner, Jr. The Adviser also provides investment advisory services to banks, trusts, estates, charitable organizations, and limited partnerships.

Subject to the Fund’s investment objective and policies approved by the Board, the Adviser is responsible for providing the Fund with a continuous program of investing the Fund’s assets and determining the composition of the Fund’s portfolio.

The Advisory Agreement remains effective for periods of one year only so long as such renewal and continuance is specifically approved at least annually by the Board or by vote of a majority of the applicable Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Board Trustees. The Advisory Agreement is terminable without penalty on 60 days’ notice by the Trustees or by vote of a majority of the outstanding voting securities of the applicable Fund. The Advisory Agreement provides that it will terminate automatically in the event of its “assignment”, as defined in the 1940 Act.

For its services, the Fund pays the Adviser a monthly investment advisory fee (the “Management Fee”) computed at the annual rate of 0.59% of each class’ average daily net assets. Under an expense limitation agreement (the “Expense Limitation Agreement”), the Adviser has agreed to reduce its Management Fee and to reimburse Fund expenses to the extent necessary to limit the total operating expenses (exclusive of brokerage costs, taxes, interests, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs, and other expenses not incurred in the ordinary course of the Fund’s business) to 1.30% and 1.05%, respectively, of the average daily net assets for the Investor Class and Institutional Class shares of the Fund until December 1, 2019. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s ordinary operating expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred.

During the fiscal year ended July 31, 2016, the investment adviser of the Predecessor Fund earned $366,999 in advisory fees and the investment adviser of the Predecessor Fund paid the Adviser $738,516 as compensation for its services as sub-adviser to the Fund out of the advisory fees it received from the Fund.  During the fiscal year ended July 31, 2017, the investment adviser of the Predecessor Fund earned $400,567 in advisory fees and the investment adviser of the Predecessor Fund paid the Adviser $130,808 as compensation for its sub-advisory services to the Fund out of the advisory fees that it received from the Fund. During the fiscal year ended July 31, 2018, the Fund paid the Adviser $487,048 as compensation for its advisory services to the Fund.

The Adviser manages the Fund’s investments in accordance with the stated investment objective and policies of the Fund, subject to the oversight of the Board. The Adviser is responsible for investment decisions, and provides the Fund with a portfolio manager to execute purchases and sales of securities. The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust or the Fund in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

Portfolio Managers. The Fund is managed by Harris L. Kempner, Jr. and M. Shawn Gault, the portfolio managers who are responsible for the day-to-day implementation of investment strategies for the Fund (the “Investment Committee”).

Other Accounts Managed by Portfolio Managers

In addition to the Fund, the Investment Committee is responsible for the day-to-day management of certain other accounts. The table below shows the number of, and total assets in, such other accounts as of July 31, 2018.

Portfolio Manager	Type of Accounts	Total Number of Other Accounts Managed	Total Assets of Other Accounts Managed (million)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets of Accounts Managed with Advisory Fee Based on Performance (million)
Harris L. Kempner, Jr.	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	1	$56,594,387	0	$0
	Other Accounts	29	$55,706,749	0	$0
M. Shawn Gault	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	1	$56,594,387	0	$0
	Other Accounts	29	$55,706,749	0	$0

Potential Conflicts of Interest

The management by each of the Portfolio Managers for the Fund other accounts, including pooled investment vehicles and other accounts (the “Other Accounts”), which may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the Other Accounts, on the other. A potential conflict of interest may arise where an Other Account has the same investment objective as the Fund or where a particular investment may be suitable for both the Fund and the Other Accounts, whereby the Portfolio Managers could favor one account over another. Another potential conflict could include the Portfolio Managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Managers could use this information to the advantage of the Other Accounts and to the disadvantage of the Fund, or vice versa. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

A potential conflict of interest may arise as a result of the Portfolio Managers’ day-to-day management of the Fund. The Portfolio Manager knows the size and timing of trades for the Fund and the Other Accounts, and may be able to predict the market impact of Fund trades. It is theoretically possible that the Portfolio Managers could use this information to the advantage of Other Accounts he or she manages and to the possible detriment of the Fund, or vice versa.

Harris L. Kempner, Jr. is one of three members of Kempner Securities GP LLC, which is the general partner for Kempner Securities LP, one of the clients managed by the Adviser. He also holds a limited partner interest. The Kempner Securities LP portfolio has different investment objectives than the Adviser’s other clients and is disposed to taking greater risks. Some of the same securities purchased for the Adviser’s value equity clients are also purchased for Kempner Securities LP. Stocks are primarily purchased or sold using “good until cancelled” limit orders with rotated order entry.

Compensation

The Adviser compensates each portfolio manager of the Fund through an annual salary and an annual bonus, which is based on a percentage of the portfolio manager’s base salary.

Ownership of Fund Shares

The table below shows the value of shares of the Fund beneficially owned by each Portfolio Manager of the Fund at the end of the Fund’s the fiscal period that ended July 31, 2018, stated as one of the follow ranges: A = None; B = $1 - $10,000; C = $10,001 - $50,000; D = $50,001 - $100,000; E = $100,001 - $500,000; F = $500,001 - $1,000,000; and G = over $1,000,000.

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Harris L. Kempner, Jr.	G
M. Shawn Gault	E

PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser determines, subject to the general supervision of the Board and in accordance with the Fund’s investment objective, policies, and restrictions, which securities are to be purchased and sold by the Fund and which brokers are eligible to execute the Fund’s portfolio transactions.

Purchases and sales of portfolio securities that are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the OTC market are generally principal transactions with dealers. With respect to the OTC market, the Fund, where possible, will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment consistent with its obligation to seek best execution and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers who provide investment research to the Adviser may receive orders for equity transactions on behalf of the Fund. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Fund. Such information may be useful to the Adviser in serving both the Fund and other clients and, conversely, supplemental information obtained by the placement of brokerage orders of other clients may be useful to the Adviser in carrying out its obligations to the Fund. While the Adviser generally seeks competitive commissions, the Fund may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above.

Consistent with the foregoing, under Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received by the Adviser may include, without limitation: information on the U.S. and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Adviser to determine and track investment results; and trading systems that allow the Adviser to interface electronically with brokerage firms, custodians and other providers. Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs, and access to computer databases. In some instances, research products or services received by the Adviser may also be used by the Adviser for functions that are not research related (i.e., not related to the making of investment decisions). Where a research product or service has a mixed use, the Adviser will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

Subject to the requirements of the 1940 Act and procedures adopted by the Board, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust, the Adviser or the Trust’s principal underwriter.

During the three most recent fiscal years ended July 31, the Predecessor Fund and/or the Fund, as applicable, paid aggregate brokerage commissions in the amounts listed below, all of which were paid to unaffiliated brokers.

Fiscal Year Ended July 31*	Aggregate Dollar Amount of Brokerage Commissions Paid
2018	$41,079
2017	$64,981
2016	$59,232

*	Includes brokerage commissions paid by the Predecessor Fund during periods prior to April 28, 2017.

THE DISTRIBUTOR

Ultimus Fund Distributors, LLC, located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the exclusive agent for distribution of shares of the Fund pursuant to a Distribution Agreement (the “Distribution Agreement”). The Distributor is obligated to sell shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor is compensated for its services to the Trust under a written agreement for such services. The Distributor is an affiliate of Ultimus. Robert G. Dorsey is a managing Director of the Distributor and a Trustee of the Trust.

By its terms, the Distribution Agreement remains effective for periods of one year so long as such renewal and continuance is approved at least annually by (1) the Board or (2) a vote of the majority of the Fund’s outstanding voting shares; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated at any time, on sixty days written notice, without payment of any penalty, by the Trust or by the Distributor. The Distribution Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder. Under the Distribution Agreement, the Distributor is paid $6,000 per annum, by the Fund and/or the Adviser for its services.

DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) for the Investor Class of shares. See the section entitled “Distribution Plan” in the Prospectus for additional information on the specifics of the Plan. As required by Rule 12b-1, the Plan was approved by the Board and separately by a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan. The Plan provides that the Trust’s Distributor or Treasurer shall provide to the Board, at least quarterly, a written report of the amounts expended pursuant to the Plan and the purposes of such expenditures. The Board will take into account the expenditures for purposes of reviewing operation of the Plan and in connection with their annual consideration of the renewal of the Plan.

Under the Plan, the Fund may annually expend up to 0.25% of its average daily net assets to pay for any activity primarily intended to result in the sale of those shares and the servicing of shareholder accounts, provided that the Board has approved the category of expenses for which payment is being made. In connection therewith, the Fund may pay up to 0.25% of its average daily net assets to the Distributor, as compensation for services or other activities that are primarily intended to result in the sale of shares, or reimbursement for expenses incurred in connection with services or other activities that are primarily intended to result in the sale of shares. The Distributor may enter into selling agreements with one or more selling agents under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of the Fund shares attributable to them. The Fund does not participate in any joint distribution activities with other investment companies. Robert G. Dorsey as an owner of the Distributor, may be deemed to receive an indirect benefit from the operation of the Plan.

The amount of distribution and service fees incurred by the Fund under the Plan during the last fiscal year is listed below:

Fiscal period/year ended July 31	Total Distribution and Service Fees	Compensation to Broker-Dealers	Compensation to Distributor	Other Registered Rep Related Fees	Advertising	Printing of Prospectuses for Non-Shareholders
2018	$37,022	$36,022	$1,000	$0	$0	$0

Other Payments by the Fund. The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution-related sub-transfer agency, administrative, sub-accounting, and other shareholder services. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary, or (2) the number of Fund shareholders serviced by a financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, distribution fees the Fund may pay to financial intermediaries pursuant to the Fund’s distribution plan.

Other Payments by the Adviser. The Adviser and/or its affiliates, in their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, their service providers or their respective affiliates, as incentives to help market and promote the Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Fund, the Distributor or shareholders of the Fund through the financial intermediary’s retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary’s retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Fund in a financial intermediary’s retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries’ customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

Investors should understand that some financial intermediaries may also charge their clients fees in connection with purchases of shares or the provision of shareholder services.

OTHER SERVICE PROVIDERS

Administrator, Fund Accountant, and Transfer Agent. Ultimus, located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Administrator, fund accountant (the “Fund Accountant”), and Transfer Agent to the Fund pursuant to an Investment Administration Agreement, a Fund Accounting Agreement and a Transfer Agent and Shareholder Services Agreement (collectively, the “Service Agreements”).

As Administrator, Ultimus assists in supervising all operations of the Fund (other than those performed by the Adviser under the Advisory Agreement). Ultimus has agreed to perform or arrange for the performance of the following services (under the Service Agreements, Ultimus may delegate all or any part of its responsibilities thereunder):

•	prepare and assemble reports required to be sent to the Fund’s shareholders and arrange for the printing and dissemination of such reports;

•	assemble reports required to be filed with the SEC and file such completed reports with the SEC;

•	file the Fund’s federal income and excise tax returns and the Fund’s state and local tax returns;

•	assist and advise the Fund regarding compliance with the 1940 Act and with its investment policies and limitations; and

•	make such reports and recommendations to the Board as the Board reasonably requests or deems appropriate.

As Fund Accountant, Ultimus maintains the accounting books and records for the Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts. Ultimus also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the NAV per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the custodian, verifies and reconciles with the custodian all daily trade activities; provides certain reports; obtains dealer quotations or prices from pricing services used in determining NAV; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

As Transfer Agent, Ultimus performs the following services in connection with the Fund’s shareholders: maintains records for the Fund’s shareholders of record; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Fund on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.

Ultimus receives fees from the Fund for its services as Administrator, Fund Accountant, and Transfer Agent, and is reimbursed for certain expenses assumed pursuant to the Service Agreements.

Unless sooner terminated as provided therein, the Service Agreements between the Trust and Ultimus.

The Service Agreements provide that Ultimus shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Service Agreements relate, except a loss from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from the reckless disregard by Ultimus of its obligations and duties thereunder.

The administrator of the Predecessor Fund was SEI Investments Global Funds Services (the “Predecessor Fund Administrator”). For the fiscal year ended July 31, 2016, the Predecessor Fund paid the Predecessor Fund Administrator $111,909 for its services as Administrator and Fund Accountant and the Predecessor Transfer Agent $38,468 for its services as such. For the fiscal year ended July 31, 2017, the Predecessor Fund paid the Predecessor Fund Administrator $60,502 for its services as Administrator and Fund Accountant and the Predecessor Transfer Agent $25,130 for its services as such until April 27, 2017, and the Fund paid Ultimus $42,129 for its services as Administrator, Fund Accountant, and Transfer Agent beginning April 28, 2017. For the fiscal year ended July 31, 2018, the Fund paid Ultimus $82,541 as Administrator, $44,259 as Fund Accountant, and $27,000 as Transfer Agent.

Custodian. MUFG Union Bank, N.A., located at 350 California Street, 6th Floor, San Francisco, California 94104 (the “Custodian”), serves as custodian to the Fund pursuant to a Custody Agreement. The Custodian’s responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments.

Independent Registered Public Accounting Firm. BBD, LLP, located at 1835 Market Street, 3rd Floor, Philadelphia, PA 19103, serves as the independent registered public accounting firm for the Fund for the fiscal period ending July 31, 2019. BBD, LLP audits the annual financial statements of the Fund and assists in preparing the Fund’s federal, state, and excise tax returns for the fiscal year ending July 31, 2019.

Legal Counsel. Kilpatrick Townsend & Stockton LLP, located at 4208 Six Forks Road, Suite 1400, Raleigh, North Carolina 27609, serves as legal counsel to the Trust and the Trust’s Independent Trustees.

Compliance Consulting Agreement. Under the terms of a Compliance Consulting Agreement with the Trust, Ultimus provides an individual with the requisite background and familiarity with the Federal securities laws to serve as the Trust’s CCO and to administer the Trust’s compliance policies and procedures. For these services, the Fund pays Ultimus a base fee of $12,000 per annum, plus an asset-based fee computed at the annual rate of 0.01% of the average net assets of the Fund in excess of $100 million. In addition, the Fund reimburses Ultimus for its reasonable out-of-pocket expenses relating to these compliance services.

Consulting Agreement. Under the terms of a Consulting Agreement with the Trust, John C. Davis (the “Consultant”) provides expertise and advice to the Trust, as reasonably requested by the Board, regarding investment advisory and service provider oversight, contract monitoring and renewal, business continuity, compliance and compliance officer oversight, disclosure, distribution, new fund and adviser due diligence, risk oversight and other matters that are responsibilities of a board of trustees of a mutual fund family to review or monitor.

GENERAL INFORMATION

Description of Shares. The Trust is an unincorporated business trust that was organized under Ohio law on February 28, 2012. The Declaration of Trust authorizes the Board to divide shares into series, each series relating to a separate portfolio of investments, and to further divide shares of a series into separate classes. In the event of a liquidation or dissolution of the Trust or an individual series or class, shareholders of a particular series or class would be entitled to receive the assets available for distribution belonging to such series or class.

Shareholders of a series or class are entitled to participate equally in the net distributable assets of the particular series or class involved on liquidation, based on the number of shares of the series or class that are held by each shareholder. If any assets, income, earnings, proceeds, funds, or payments are not readily identifiable as belonging to any particular series or class, the Board shall allocate them among any one or more series or classes as the Board, in its sole discretion, deems fair and equitable.

Subject to the Declaration of Trust, determinations by the Board as to the allocation of liabilities, and the allocable portion of any general assets, with respect to the Fund and each class of the Fund is conclusive.

Shares of the Fund, when issued, are fully paid and non-assessable. Shares have no subscription, preemptive or conversion rights. Shares do not have cumulative voting rights.

Shareholders are entitled to one vote for each full share held and a fractional vote for each fractional share held. Shareholders of all series and classes of the Trust, including the Fund, will vote together and not separately, except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides, in substance, that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement, a distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a series or class only if approved by a majority of the outstanding shares of such series or class. However, the Rule also provides that the ratification of the appointment of independent accountants and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

Trustee Liability. The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of their duties to the Trust and its holders of beneficial interest. It also provides that all third parties shall look solely to the Trust’s property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

Trust Liability. Under Ohio law, liabilities of the Trust to third persons, including the liabilities of any series, extend to the whole of the trust estate to the extent necessary to discharge such liabilities. However, the Declaration of Trust contains provisions intended to limit the liabilities of each series to the applicable series and the Trustees and officers of the Trust intend that notice of such limitation be given in each contract, instrument, certificate, or undertaking made or issued on behalf of the Trust by the Trustees or officers. There is no guarantee that the foregoing steps will prove effective or that the Trust will be successful in preventing the assets of one series from being available to the creditors of another series.

Code of Ethics. The Trust, the Adviser and the Distributor have each adopted a Code of Ethics (each, a “Code” and collectively, the “Codes”) that is designed to prevent their respective personnel subject to the Codes from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which securities may also be held by persons subject to the Codes). These Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund, but prohibit such personnel from engaging in personal investment activities that compete with or attempt to take advantage of the Fund’s planned portfolio transactions. Each party monitors compliance with its respective Code.

Proxy Voting Policies and Procedures. The Trust and the Adviser have adopted Proxy Voting Policies and Procedures that describe how the Fund intends to vote proxies relating to portfolio securities. The Proxy Voting Policies and Procedures of the Trust and the Adviser are attached to this SAI as Appendix C and Appendix D, respectively. No later than August 31 of each year, information regarding how the Fund voted proxies relating to portfolio securities during the prior twelve-month period ended June 30th is available without charge upon request by calling 1-800- 665-9778, or on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure Policy. The Board has adopted a policy to govern the circumstances under which disclosure regarding securities purchased, sold, and held by the Fund (“Portfolio Securities”), may be made to shareholders of the Fund or other persons. The Trust’s CCO is responsible for monitoring the use and disclosure of information relating to Portfolio Securities. Although no material conflicts of interest are believed to exist that could disadvantage the Fund or its shareholders, various safeguards have been implemented to protect the Fund and its shareholders from conflicts of interest, including: the adoption of the Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act designed to prevent fraudulent, deceptive or manipulative acts by officers and employees of the Trust, the Adviser and the Distributor in connection with their personal securities transactions; the adoption by the Adviser and the Distributor of insider trading policies and procedures designed to prevent their employees’ misuse of material non-public information; and the adoption by the Trust of a Code of Ethics for officers that requires the Chief Executive Officer and CFO of the Trust to report to the Board any affiliations or other relationships that could potentially create a conflict of interest with the Fund.

•	Public disclosure regarding Portfolio Securities is made in the Fund’s Annual Reports and Semi-Annual Reports to shareholders, and in quarterly holdings reports on Form N-Q (“Official Reports”), which are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Except for such Official Reports and as otherwise expressly permitted by the Trust’s policy, shareholders and other persons may not be provided with information regarding Portfolio Securities held, purchased or sold by the Fund.

•	Information regarding Portfolio Securities and other information regarding the investment activities of the Fund, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Fund, but only if such disclosure is approved and monitored by the Trust’s CCO. Each disclosure arrangement has been authorized by the Fund and/or the Adviser in accordance with the Fund’s disclosure of portfolio holdings policy upon a determination that this disclosure serves as a legitimate business purpose of the Fund and that each organization is subject to a duty of confidentiality.

•	The Trust’s CCO may approve the disclosure of holdings of or transactions in Portfolio Securities that is made on the same basis to all shareholders of the Fund.

•	The Fund’s policy relating to disclosure of holdings of Portfolio Securities does not prohibit disclosure of information to the Adviser or to other Trust service providers, including the Trust’s administrator, distributor, custodian, legal counsel, accountants and printers/typesetters, or to brokers and dealers through which the Fund purchases and sells Portfolio Securities. Below is a table that lists each service provider that may receive non-public portfolio information along with information regarding the frequency of access to, and limitations on use of, portfolio information.

Type of Service Provider	Typical Frequency of Access to Portfolio Information	Restrictions on Use
Adviser	Daily	Contractual and Ethical
Administrator and Distributor	Daily	Contractual and Ethical
Custodian	Daily	Ethical
Accountants	During annual audit	Ethical
Legal counsel	Regulatory filings, board meetings, and if a legal issue regarding the portfolio requires counsel’s review	Ethical
Consultant	Board meetings	Contractual
Printers/Typesetters	Twice a year – printing of Semi-Annual and Annual Reports	No formal restrictions in place – typesetter or printer would not receive portfolio information until at least 30 days old
Broker/dealers through which the Fund purchases and sells portfolio securities	Daily access to the relevant purchase and/or sale – no broker/dealer has access to the Fund’s entire portfolio	Contractual and Ethical

Such disclosures may be made without approval of the Trust’s CCO because the Board has determined that the Fund and its shareholders are adequately protected by the restrictions on use in those instances listed above.

•	The Trust’s CCO may approve other arrangements under which information relating to Portfolio Securities held by the Fund, or purchased or sold by the Fund (other than information contained in Official Reports), may be disclosed. The Trust’s CCO shall approve such an arrangement only if he or she concludes (based on a consideration of the information to be disclosed, the timing of the disclosure, the intended use of the information and other relevant factors) that the arrangement is reasonably necessary to aid in conducting the ongoing business of the Trust and is unlikely to affect adversely the Fund or any shareholder of the Fund. The Trust’s CCO must inform the Board of any such arrangements that are approved by the Trust’s CCO, and the rationale supporting approval, at the next regular quarterly meeting of the Board following such approval.

•	Neither the Adviser nor the Trust (or any affiliated person, employee, officer, trustee or director of the Adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to Portfolio Securities held, purchased, or sold by the Fund.

Other Expenses. In addition to the Management Fees and the Plan fees for the Investor Class of shares, the Fund pays all expenses not expressly assumed by the Adviser, including, without limitation, the fees and expenses of its independent registered public accounting firm and of its legal counsel; fees of its Administrator, Distributor, and Transfer Agent, the costs of printing and mailing to shareholders Annual and Semi-Annual reports, proxy statements, prospectuses, SAIs and supplements thereto; bank transaction charges and custody fees; any costs associated with shareholder meetings, including proxy solicitors’ fees and expenses; registration and filing fees; federal, state or local income or other taxes; interest; membership fees of the Investment Company Institute and similar organizations; fidelity bond and liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Benchmark Descriptions. The Fund compares its performance to standardized indices or other measurements of investment performance. Specifically, the Fund primarily compares its performance to the S&P 500 Value Index Return, which measures the value segment of the S&P 500®. The Fund also compares its performance to the Lipper Multi-Cap Value Classification Return, which measures the performance of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters, or financial periodicals.

ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders. The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

The Fund intends to qualify and remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies, and other income derived with respect to the Fund’s business of investing in such stock, securities, or currencies, and net income derived from an investment in a “qualified publicly traded partnership” as defined in section 851(h) of the Code (the “source-of-income test”). Any income derived by the Fund from a partnership (other than a “qualified publicly traded partnership”) or trust is treated as derived with respect to the Fund’s business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

The Fund may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year (the “asset diversification tests”). In general, at least 50% of the value of the Fund’s total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the Fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the Fund’s total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer; the securities of two or more issuers (other than securities of another regulated investment company) if the issuers are controlled by the Fund and they are, pursuant to Treasury Regulations, engaged in the same or similar or related trades or businesses; or the securities of one or more qualified publicly traded partnerships.

The Fund intends to satisfy all of the requirements of the source-of-income test and the asset diversification tests on an ongoing basis for continued qualification as a regulated investment company.

If the Fund fails to meet either the asset diversification test with respect to a taxable quarter or the source-of-income test with respect to a taxable year, the Code provides several remedies, provided certain procedural requirements are met, which will allow the Fund to retain its status as a “regulated investment company”. There is a remedy for failure to satisfy the asset diversification tests, if the failure was due to reasonable cause and not willful neglect, subject to certain divestiture and procedural requirements and the payment of a tax. In addition, there is a remedy for a de minimis failure of the asset diversification tests, which would require corrective action but no tax. In addition, the Code allows for the remedy of a failure of the source-of-income test, if the failure was due to reasonable cause and not willful neglect, subject to certain procedural requirements and the payment of a tax.

Under current tax law, qualifying corporate dividends are taxable at long-term capital gains tax rates. The long-term capital gains rate for individual taxpayers is currently at a maximum rate of 20%, with lower rates potentially applicable to taxpayers depending on their income levels. For 2018, individual taxpayers with taxable incomes above $425,800 ($479,000 for married taxpayers filing jointly and $452,400 for heads of households) are subject to a 20% rate of tax on long-term capital gains and qualified dividends. For individual taxpayers with taxable incomes not in excess of $38,000 ($77,200 for married taxpayers filing jointly and $51,700 for heads of household), the long-term capital gains rate and rate on qualified dividends is 0%. All other taxpayers are subject to a minimum 15% rate of tax on long-term capital gains and qualified dividends. The above income thresholds are subject to adjustment for inflation beginning in taxable years after 2018.

If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether the dividend was received in cash or reinvested in additional shares. All taxable dividends paid by a Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Shareholders who hold the Fund’s shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

The Fund will designate (1) any distribution that constitutes a qualified dividend as qualified dividend income; (2) any tax-exempt distribution as an exempt-interest dividend; (3) any distribution of long-term capital gains as a capital gain dividend; and (4) any dividend eligible for the corporate dividends received deduction as such in a written notice provided to shareholders after the close of the Fund’s taxable year. Shareholders should note that, upon the sale or exchange of Fund shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

Foreign currency gains or losses on non-U.S. dollar denominated bonds and other similar debt instruments and on any non-U.S. dollar denominated futures contracts, options and forward contracts that are not Section 1256 contracts generally will be treated as ordinary income or loss.

To the extent that a distribution from the Fund is taxable, it is generally included in a shareholder’s gross income for the taxable year in which the shareholder receives the distribution. However, if the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared. Each year, shareholders will receive a statement detailing the tax status of any Fund distributions for that year.

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). Such distributions will be taxable to the shareholders as dividends to the extent of the Fund’s current and accumulated earnings and profits. Such distributions may be eligible for (i) the dividends-received deduction in the case of corporate shareholders or (ii) treatment as “qualified dividend income” in the case of noncorporate shareholders.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for Fund shares.  An exchange of shares is treated as a sale and any gain may be subject to tax.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage (currently 24%) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct taxpayer identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are “exempt recipients.”

Depending upon the extent of the Fund’s activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income”, which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

The Fund will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or reinvested in Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the NAV of shares below the shareholder’s cost, and thus, in effect, result in a return of a part of the shareholder’s investment.

Withholding taxes may be imposed on certain types of payments made to “foreign financial institutions” (as specifically defined in the Code) and certain other non-U.S. entities (including financial intermediaries). A 30% withholding tax is imposed on “withholdable payments” to a foreign financial institution or to a foreign non-financial entity, unless (i) the foreign financial institution undertakes certain diligence and reporting obligations or (ii) the foreign non-financial entity either certifies it does not have any substantial U.S. owners or furnishes identifying information regarding each substantial U.S. owner.

For these purposes, a “withholdable payment” includes any U.S. source payments of interest, dividends, rents, compensation, and other fixed or determinable annual or periodical gains, profits and income. If the payee is a foreign financial institution, it must enter into an agreement with the U.S. Department of the Treasury requiring, among other things, that it undertake to identify accounts held by certain U.S. persons or U.S.-owned foreign entities, annually report certain information about such accounts, and withhold 30% on payments to account holders whose actions prevent it from complying with these reporting and other requirements. Non-U.S. investors should consult their tax advisors regarding this legislation and the potential implications of this legislation on their particular circumstances.

FINANCIAL STATEMENTS

The Fund’s audited financial statements for the fiscal year ended July 31, 2018, including the Financial Highlights appearing in the Prospectus, are incorporated by reference and made a part of this document. You may request a copy of the Fund’s Annual and Semi-Annual Reports to shareholders at no charge by calling the Fund at 1-800-665-9778.

APPENDIX A

DESCRIPTION OF RATINGS

The Fund may acquire from time to time fixed income or debt securities as described in the Prospectus and this SAI. The Fund is not restricted with respect to yield, maturity, or credit quality of any fixed income or debt securities, so that the Fund may purchase fixed income or debt securities that are of high quality “investment grade” (“Investment-Grade Debt Securities”) or of lower quality with significant risk characteristics (e.g., “junk bonds”). The various ratings used by nationally recognized statistical rating organizations (each an “NRSRO”) are described below.

A rating by an NRSRO represents the organization’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of Investment-Grade Debt Securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one NRSRO, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the NRSROs from other sources that they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

S&P’S® GLOBAL RATINGS. The following summarizes the highest four ratings used by S&P’s Global Ratings (“S&P”), a division of S&P Global, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Adviser:

AAA –An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA – An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitment on the obligation.

Bonds rated BB, B, CCC, CC, C and D are not considered by the Adviser to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and D the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Short-term obligations rated A-1 by S&P indicates that the obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+) designation. This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong. A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

The rating SP-1 is the highest rating assigned by S&P to short term municipal notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.

MOODY’S INVESTORS SERVICE, INC. Ratings assigned on Moody’s Investors Service, Inc. (“Moody’s”) global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. The highest four ratings are deemed to be Investment-Grade Securities by the Adviser:

Aaa – Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa – Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa – Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Obligations which are rated Ba, B, Caa, Ca or C by Moody’s are not considered “Investment-Grade Debt Securities” by the Adviser. Obligations rated Ba are judged to be speculative and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb”) indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

Short-Term Ratings

Moody’s short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Obligation Ratings –While the global short-term ‘prime’ rating scale is applied to U.S. municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating. Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and the VMIG scales discussed below).

The Municipal Investment Grade (MIG) scale is used to rate U.S. municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels— MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

MIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings – In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand ("demand feature"). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale. VMIG ratings of demand obligations with unconditional liquidity support are mapped from the short-term debt rating (or counterparty assessment) of the support provider, or the underlying obligor in the absence of third party liquidity support, with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG3 to P-3 and SG to not prime. For example, the VMIG rating for an industrial revenue bond with Company XYZ as the underlying obligor would normally have the same numerical modifier as Company XYZ’s prime rating. Transitions of VMIG ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

VMIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

FITCH RATINGS. The following summarizes the highest four ratings used by Fitch, Inc. (“Fitch”):

National Long-Term Credit Ratings

AAA –AAA National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk Relative to all other issuers or obligations in the same country.

AA –AA National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country. The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A – A National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.

BBB –BBB National Ratings denote a moderate default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.

Long-term securities rated below BBB by Fitch are not considered by the Adviser to be Investment-Grade Debt Securities. Securities rated BB have an elevated default risk relative to other issuers or obligations in the same country, and securities rated B have a significantly elevated default risk relative to other issuers or obligations in the same country. A rating CCC denotes that default risk is among the highest relative to other issuers or obligations in the same country. A rating C denotes default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a C category rating for an issuer include: the issuer has entered into a grace or cure period following non-payment of a material financial obligations, the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligations; the formal announcement by the issuer of their agent of a distressed debt exchange; and a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment is imminent. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but that has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure and has not otherwise ceased operating its business. This would include the selective payment default on a specific class or currency of debt, the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation, the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel, or execution of a distressed debt exchange on one or more material financial obligations. D ratings denote an issuer or instrument that is currently in default.

Note: (+) or (-) suffixes may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the AAA National Rating category or to categories below CCC.

National Short-Term Credit Ratings

F1 –Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a + is added to the assigned rating.

F2 – Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3 – Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher-rated categories.

B – Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

Short-term rates B, C, RD and D by Fitch are not considered by the Adviser to be Investment-Grade Debt Securities. Short-term securities rated C indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country and the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment. Short-term securities rated RD indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. RD ratings are applicable to entity ratings only. Short-term securities rated D indicates actual or imminent payment default.

Note: (+) or (-) suffixes may be appended to a National Rating to denote relative status within major rating category. Such suffixes are not added to the Short-Term National Rates other than F-1.

While the foregoing descriptions of the ratings systems used by the Adviser distinguish between “Investment-Grade Debt Securities” and more speculative debt securities, as stated above the Fund is not limited with respect to the yield, maturity or credit quality of the debt securities in which it invests. Accordingly, the Fund’s portfolio may be invested in Investment-Grade Debt Securities or debt securities that are not Investment-Grade Debt Securities in any proportion.

APPENDIX B

Trustees and Officers

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in the Trust overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey*^ Year of Birth: 1957	Since 2012	Trustee (February 2012 to present) President (June 2012 to October 2013)	Managing Director (1999 to present), Co-CEO (April 2018 to present), and President (1999 to April 2018) of Ultimus Fund Solutions, LLC and its subsidiaries (except as otherwise noted for FINRA-regulated broker-dealer entities)	19	Interested Trustee of Capitol Series Trust (10 Funds)
Independent Trustees:
John J. Discepoli^ Year of Birth: 1963	Since 2012	Chairman (May 2016 to present) Trustee (June 2012 to present)	Owner of Discepoli Financial Planning, LLC (personal financial planning company) since November 2004	19	n/a
David M. Deptula^ Year of Birth: 1958	Since 2012	Trustee	Vice President of Legal and Special Projects at Dayton Freight Lines, Inc. since February 2016; Vice President of Tax Treasury at The Standard Register, Inc. (formerly The Standard Register Company) from November 2011 to 2016	19	n/a
Janine L. Cohen^ Year of Birth: 1952	Since 2016	Trustee	Retired since 2013; previously Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	19	n/a

*	Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent, and distributor. Mr. Dorsey was President of the Trust from June 2012 to October 2013.

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
David R. Carson^ Year of Birth: 1958	Since 2013

President

(October 2013 to present);

Principal Executive Officer of Adler Value Fund (August 2018 to present)

Principal Executive Officer of Alambic Mid Cap Growth Plus Fund, Alambic Mid Cap Value Plus Fund, Alambic Small Cap Growth Plus Fund, and Alambic Small Cap Value Plus Fund (April 2017 to present)

Principal Executive Officer of Barrow Value Opportunity Fund (April 2017 to present)

Principal Executive Officer of Blue Current Global Dividend Fund (April 2017 to present)

Principal Executive Officer of Cincinnati Asset Management Funds: Broad Market Strategic Income Fund (April 2017 to present)

Principal Executive Officer of HVIA Equity Fund (April 2017 to present)

Principal Executive Officer of Kempner Multi-Cap Deep Value Fund (April 2017 to present)

Principal Executive Officer of Ladder Select Bond Fund (April 2017 to present)

Principal Executive Officer of Lyrical U.S. Value Equity Fund (April 2017 to present)

President of Unified Series Trust (January 2017 to present); Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); Chief Compliance Officer, The Huntington Funds (2005 to 2013), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013).

Principal Executive Officer of Marshfield Concentrated Opportunity Fund (April 2017 to present)

Principal Executive Officer of Meehan Focus Fund (April 2017 to present)

Principal Executive Officer of Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund (October 2014 to present)

Principal Executive Officer of Stralem Equity Fund (October 2016 to present)

Principal Executive Officer of Wavelength Interest Rate Neutral Fund (April 2017 to present)

Principal Executive Officer of Waycross Long/Short Equity Fund (April 2017 to present)

Vice President (April 2013 to October 2013)

Todd E. Heim^ Year of Birth: 1967	Since 2014	Vice President (2014 to present)	Client Implementation Manager of Ultimus Managers Trust (2014 to present); Naval Flight Officer of United States Navy (May 1989 to present); Business Project Manager of Vantiv, Inc. (February 2013 to March 2014)
Jennifer L. Leamer^ Year of Birth: 1976	Since 2014	Treasurer (2014 to present) Assistant Treasurer (April 2014 to October 2014)	Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present); Business Analyst (2007 to 2014)
Daniel D. Bauer^ Year of Birth: 1977	Since 2016	Assistant Treasurer	Assistant Mutual Fund Controller (September 2015 to present); Fund Accounting Manager (March 2012 to August 2015) of Ultimus Fund Solutions, LLC

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Matthew J. Beck^ Year of Birth:1988	Since 2018	Secretary (July 2018 to present)	Senior Attorney of Ultimus Fund Solutions, LLC (May 2018 to present); Chief Compliance Officer of OBP Capital, LLC (2015 to May 2018); Vice President and General Counsel of The Nottingham Company (2014 to May 2018)
Natalie S. Anderson^ Year of Birth: 1975	Since 2016	Assistant Secretary	Legal Administration Manager (July 2016 to present) and Paralegal (January 2015 to June 2016) of Ultimus Fund Solutions, LLC (January 2015 to present); Senior Paralegal of Unirush, LLC (October 2011 to January 2015)
Charles C. Black^ Year of Birth: 1979	Since 2015	Chief Compliance Officer (January 2016 to present) Assistant Chief Compliance Officer (April 2015 to January 2016)	Chief Compliance Officer of The Caldwell & Orkin Funds, Inc. (October 2016 to present); Senior Compliance Officer of Ultimus Fund Solutions, LLC (2015 to present); Senior Compliance Manager at Touchstone Mutual Funds (2013 to 2015)

^	Address is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

APPENDIX C

ULTIMUS MANAGERS TRUST
POLICIES AND PROCEDURES FOR VOTING PROXIES

1.	PURPOSE; DELEGATION

The purpose of this memorandum is to describe the policies and procedures for voting proxies received from issuers whose securities are held by each series (individually, a “Fund” and collectively, the “Funds”) of Ultimus Managers Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) believes that each Fund’s Investment Adviser is in the best position to make individual voting decisions for such Fund. Therefore, subject to the oversight of the Board, each Fund’s Investment Adviser is hereby delegated the duty to make proxy voting decisions for such Fund, and to implement and undertake such other duties as set forth in, and consistent with, these Policies and Procedures.

2.	DEFINITIONS

Proxy. A proxy permits a shareholder to vote without being present at annual or special meetings. A proxy is the form whereby a person who is eligible to vote on corporate matters transmits written instructions for voting or transfers the right to vote to another person in place of the eligible voter. Proxies are generally solicited by management, but may be solicited by dissident shareholders opposed to management’s policies or strategies.

Proxy Manager. Proxy manager, as used herein, refers to the individual, individuals or committee of individuals appointed by the investment advisers to each Fund (each, an “Investment Adviser”) as being responsible for supervising and implementing these Policies and Procedures.

3.	POLICY FOR VOTING PROXIES RELATED TO EXCHANGE TRADED FUNDS AND OTHER INVESTMENT COMPANIES.

Pursuant to Section 12(d)(1)(E)(iii) of the Investment Company Act of 1940, all proxies from Exchange Traded Funds (“ETFs”) or other Investment Companies voted by a Fund, registered in the name of the Fund, will have the following voting instructions typed on the proxy form: “Vote these shares in the same proportion as the vote of all other holders of such shares. The beneficial owner of these shares is a registered investment company.”

4.	POLICY FOR VOTING PROXIES RELATED TO OTHER PORTFOLIO SECURITIES

Fiduciary Considerations. Proxies with respect to securities other than ETFs or other investment companies are voted solely in the interests of the shareholders of the Trust. Any conflict of interest must be resolved in the way that will most benefit the shareholders.

Management Recommendations. Since the quality and depth of management is a primary factor considered when investing in a company, the recommendation of management on any issue should be given substantial weight. The vote with respect to most issues presented in proxy statements should be cast in accordance with the position of the company’s management, unless it is determined that supporting management’s position would adversely affect the investment merits of owning the stock. However, each issue should be considered on its own merits, and the position of the company’s management should not be supported in any situation where it is found not to be in the best interests of the Trust’s shareholders.

5.	CONFLICTS OF INTEREST

The Trust recognizes that under certain circumstances an Investment Adviser may have a conflict of interest in voting proxies on behalf of a Fund. Such circumstances may include, but are not limited to, situations where an Investment Adviser or one or more of its affiliates, including officers, directors or employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. The Investment Adviser shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Investment Adviser with respect to voting proxies on behalf of a Fund, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Investment Adviser’s business, and to bring any conflict of interest of which they become aware to the attention of the proxy manager. With respect to securities other than ETFs or other investment companies, the Investment Adviser shall not vote proxies relating to such issuers on behalf of a Fund until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been determined in the manner described below. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Investment Adviser’s decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances. If the proxy manager determines that a conflict of interest is not material, the Investment Adviser may vote proxies notwithstanding the existence of a conflict. If the conflict of interest is determined to be material, either (i) the conflict shall be disclosed to the Trust’s Committee of Independent Trustees (the “Committee”) and the Investment Adviser shall follow the instructions of the Committee or (ii) the Investment Adviser shall vote the issue in question based upon the recommendation of an independent third party under a contractual arrangement approved by the Committee. The proxy manager shall keep a record of all materiality decisions and report them to the Committee on an annual basis.

7.	ROUTINE PROPOSALS

Proxies for routine proposals (such as election of directors, selection of independent public accountants, stock splits and increases in capital stock) with respect to securities other than ETFs or other investment companies should generally be voted in favor of management.

7.	PROXY MANAGER APPROVAL

Votes on non-routine matters and votes against a management’s recommendations with respect to securities other than ETFs or other investment companies are subject to approval by the proxy manager.

8.	PROXY VOTING PROCEDURES

Proxy voting will be conducted in compliance with the policies and practices described herein and is subject to the proxy manager’s supervision. A reasonable effort should be made to obtain proxy material and to vote in a timely fashion. Each Investment Adviser shall maintain records regarding the voting of proxies under these Policies and Procedures.

9.	FORM N-PX

A record of each proxy vote will be entered on Form N-PX. A copy of each Form N-PX will be signed by the President of the Trust. The Form is to be filed by August 31 each year. Each reporting period covered by the Form N-PX runs from July 1 to June 30. The Trust will disclose in its annual and semi-annual reports to shareholders and in its registration statement (in the SAI) filed with the SEC on or after August 31 that the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available without charge upon request and is also available on the SEC’s Website at www.sec.gov.

10.	INVESTMENT ADVISERS’ VOTING PROCEDURES

The Trust acknowledges that the Investment Advisers to the various Funds have adopted voting policies and procedures for their clients that have been delivered to the Trust. To the extent that an Investment Adviser’s policies and procedures are consistent with these Policies and Procedures, the Investment Adviser may implement them with respect to voting proxies on behalf of the Fund managed by such Investment Adviser. However, the provisions of paragraph 5 of these Policies and Procedures relating to conflicts of interest shall supersede any comparable provisions of any Investment Adviser’s policies and procedures.

APPENDIX D

KEMPNER CAPITAL MANAGEMENT, INC.

PROXY VOTING

POLICIES AND PROCEDURES

PROXIES ARE VOTED ON BEHALF OF CLIENTS

Kempner Capital Management, Inc. (“KCM”) will treat voting rights of securities held in its clients’ portfolios in a manner that is in its clients’ best interests. KCM will first determine whether it is in the clients’ best interest for KCM to exercise the clients’ voting rights with respect to specific securities. If KCM determines that it is appropriate to exercise voting rights in a particular instance, the matters on which a vote is solicited will be evaluated in light of the clients’ investment objectives for the security. Since protection of the client’s interest is KCM’s most important concern, KCM votes against management’s recommendation on some issues where we feel it is necessary, taking each proposal individually and analyzing its merits.

Examples of some voting issues with which we are concerned are:

1)	Selection of Auditors - KCM attempts to take into consideration an auditor’s litigation history and current standing in the financial community;

2)	Shareholder Rights - KCM tries to ensure that the voting of a proposal does not cause unnecessary dilution of minority shareholder rights;

3)	Stock Issuance Plans - KCM approves stock-issuance plans that are tied to earnings growth and stock performance;

4)	Conflict of Interest - KCM recognizes that conflicts of interest could arise in the proxy decision-making process.

For example, if a proponent of a proxy proposal has a business relationship with KCM, or an employee of KCM has a personal interest in the outcome of a matter before shareholders, a conflict could exist. KCM’s compliance policies prohibit employees from serving as a director on the board of any public company, without approval of KCM’s Board of Directors. It is KCM’s policy not to trade in the securities of any company that has a KCM employee on its Board, so proxy voting would not be an issue. Currently no employees serve on the Boards of any public companies. Harris L. Kempner, Jr. serves as an advisory director on the Board of Cullen Frost Bankers, Inc., but it is an honorary position only. He does not attend voting Board Meetings or receive non-public information of any kind. Mr. Kempner does vote the Cullen Frost proxy for Kempner Securities LP, which is a KCM client and he votes the Cullen Frost proxies for directed accounts at Frost Trust Department. Any proxies involving a conflict of interest will be discussed by the Investment Committee and outside counsel may be consulted to ensure the proxies are voted in the best interests of KCM’s clients.

DETERMINING WHETHER TO VOTE PROXIES

For portfolios containing voting securities, the Investment Committee is responsible for determining whether exercising the voting rights with respect to such securities is in the best interest of the clients. The factors to be used in making this determination are listed in the Appendix. In making this determination, the portfolio managers may take into account other factors that are relevant to the portfolio. The Investment Committee will notify the Compliance Officer in writing as to those situations in which proxies will not be voted (and the reason(s) therefore) prior to the date by which such proxies must be voted.

LOANED SECURITIES

Pursuant to an agreement between the client and their custodian regarding client holdings, certain securities may have shares on loan. The proxy ballot received for this security will have been reduced by those shares that are out on loan. KCM will verify that the actual shares owned by the client, less the shares loaned by the custodian if any, are equal to the number of shares on the proxy ballot, and these shares will be voted. The Chief Compliance Officer (“CCO”) will monitor proxy voting procedures for loaned securities to ensure adherence to this policy.

KCM has the ability to recall shares of currently managed mutual funds that have been loaned by the custodian. In order for the shares on loan to be included in the proxy vote, the shares would have to be recalled and returned to the custodian prior to the proxy vote record date. Notices of annual meetings are usually received after the record date, making this a difficult process in which case the borrower has the right to vote the proxy. When/if portfolio managers learn of a proxy issue which they deem important, they alert the operations staff to attempt to recall the shares as soon as possible.

PROCEDURE FOR VOTING PROXIES

The Investment Committee will make all determinations as to how to vote proxies related to securities in client portfolios. The Investment Committee will follow the guidelines listed in the Appendix unless he/she has a specific reason for voting otherwise in a particular instance. KCM’s decisions come as a result of researching the proxy statement and annual report, as well as continually following the company. The ongoing research is the responsibility of the entire portfolio management team. Portfolio manager, Shawn Gault, reviews each proxy statement and presents to Investment Committee. The final voting instruction is then given to operations personnel.

It is KCM’s policy to: 1) review all proxy materials on portfolio companies, and to vote those proxies in each election, 2) resist and vote against efforts by management to concentrate voting control in itself, efforts of management to dilute the percentage ownership of minority shareholders, and attempts by management to enhance their personal economic condition at the expense of the shareholders in the case of a merger, buy-out tender, management-led leveraged buyout or restructuring efforts in whatever form, and 3) support equitable performance or incentive-based stock acquisition programs in favor of management.  KCM believes that a reasonable level of stock ownership by management, to be earned serially over a long period of time, tends to benefit the interests of minority shareholders. In light of the ever-increasing number of “social” issues contained in proxies, KCM votes solely on the considerations outlined above.

Specific instructions from the client are honored, and KCM votes according to those instructions, as long as they are not in direct conflict with prudent investment management. In such cases, the ramifications are discussed with the client before voting. KCM does not vote proxies when the cost of doing so is impractical. In the accompanying Appendix are factors KCM considers when determining whether to vote proxies and Proxy Voting Guidelines. Also included in our proxy voting process are potential conflicts of interest in which KCM will not vote.

The CCO attends the Investment Committee Meetings and therefore is available for comment on the vote. Written records of proxy votes are maintained and available to the CCO.

MATERIALS AVAILABLE TO CLIENTS

KCM’s proxy voting policies and procedures are described in the Firm’s Form ADV. All clients have been notified that copies of these policies and procedures, together with information concerning KCM’s proxy votes on their behalf, are available from the Firm, without charge, upon request to the CCO.

RECORDKEEPING

KCM will maintain the following records for a period of five years (other than proxy statements on file with the SEC’s EDGAR system (www.sec.gov/edgar.shtml)) in accordance with the Firm’s Books and Records Policies and Procedures:

•	Copies of KCM’s proxy voting policies and procedures and any amendments.

•	Proxy statements received regarding client securities.

•	Records of votes cast on behalf of clients.

•	Records of written client requests for proxy voting information and KCM’s written responses to any such written or oral client request.

•	Any documents prepared by KCM’s employees that were material to making a decision as to how to vote proxies or that memorialized the basis for that decision.

•	Documentation of exceptions to KCM’s proxy voting policies.

CHIEF COMPLIANCE OFFICER’S PROCEDURES

The CCO will:

•	Review proxy voting periodically to ensure that the proxy policy is followed.

•	Ensure that the proxy policy is described and offered on KCM’s ADV Part 2A.

APPENDIX

PROXY VOTING POLICIES AND PROCEDURES

Factors to Consider in Determining Whether to Vote Proxies

The following factors should be used by the Investment Committee to determine whether proxies should be voted, together with any other factors the Investment Committee believes are relevant to their determination:

Language. KCM does not vote proxies written in a language other than English for which no translation has been given.

Legacy Securities. KCM does not vote proxies for legacy securities held in a new account previously managed by another manager that KCM intends to sell.

Non-managed Securities. KCM does not vote proxies for securities held in a portion of client’s portfolio that is not managed by KCM.

Conflicts of Interest. KCM will not vote proxies that contain potential conflicts of interest, e.g., KCM has a material business relationship with a proponent of a proxy proposal, participants in a proxy contest or directors or nominee directors of a portfolio company. This also holds true if a KCM employee has a personal interest in the outcome of a particular proxy proposal.

Cost of Voting. Whether the cost of voting on a proposal (e.g., required in-person voting in a distant location) would likely exceed the value of any anticipated benefits of approving or defeating the proposal.

Impracticability. Whether the timing of receipt and/or the mechanics of voting make it impracticable to vote.

Securities On Loan. Whether the securities are on loan (which, therefore, have been transferred into the borrower’s name) and the securities have not been recalled as of the record date or the vote date relating to the proxy proposals.

Client Maintains Voting Authority. Whether the relevant client has specified in writing (either in an investment advisory agreement or in a separate instruction) that it will maintain the authority to vote proxies or that it has delegated the right to a third party.

Kempner Capital Management, Inc. Proxy Voting Guidelines

When it is determined that voting a proxy is in the relevant clients’ best interests, the following guidelines are to be used to determine how to vote. These guidelines are not prescriptive; there may be circumstances in which clients’ best interests would be served by voting differently.

Issue	Vote

1. Management or board entrenchment and anti-takeover measures:

a. Implementation of staggered board member terms.

b. Limitations on shareholders’ ability to call special meetings.

c. Implementation of supermajority voting requirements.

d. Large increases in authorized common or preferred shares, where management provides no explanation for their use or need.

e. Implementation of “fair price” provisions.

f. Implementation, augmentation or extension of “poison pill” shareholder rights plans.

g. Authorization of “greenmail.”

In General, Oppose, but each will be considered on a case-by-case basis
2. Creation of cumulative voting rights.	In General, Oppose, but each will be considered on a case-by-case basis
3. Action based on support for or furtherance of social issues (unless specific client guidelines supersede).	Oppose
4. Election of directors recommended by management (except if there is a proxy fight).	Case-by-Case
5. Confidential voting.	Approve
6. Limitations on directors’ liability.	Approve
7. Elimination of preemptive rights.	Approve

Issue	Vote

8.   Implementation or enhancement of employee compensation and benefit plans (including stock option, stock purchase, 401(k) and other retirement plans).

a.   Shareholder approval of benefits paid to an executive after death

Case-by-Case (consider potential dilution) Approve
9. Grant of options and/or stock or other special benefits to management.	Case-by-Case
10. Additional indemnification for directors and/or officers.	Case-by-Case
11. Reincorporation in another state.	Case-by-Case (what is rationale?)
12. Implementation of “golden parachutes”: a. If plan appears necessary to attract and retain critical personnel. b. Otherwise.	Case-by-Case Oppose

13. Change in board composition and compensation:

a. Increase in the size of the board beyond 13 members.

b. Increase in the number of independent non-executive directors.

            c. Restrictions on directors’ tenure, such as a mandatory retirement age or limits on length of service or requirements that directors own a certain amount of a company’s stock.

d. Elimination of retirement benefits for non-employee directors.

e. Requirement that directors be paid partially or solely in stock.

f. Shareholder advisory vote on executive compensation

g. Requirement of performance for performance stock units

h. Grant retirement allowance to retiring directors

Case-by-Case Approve Case-by-Case Approve Oppose Case-by-Case Approve Oppose

14. Routine matters:

a. Approval of auditors (unless management seeks to replace them in the context of a dispute over policies).

b. Time and place of annual meeting.

c. Change of company name.

d. Ratification of directors on routine matters since previous annual meeting.

e.  Other matters as to which management or the Board is generally competent and in the best position to assess and decide.

Case-by-Case

Issue	Vote
15. Mergers and acquisitions.	Case-by-Case
16. Political contributions a. Reporting/disclosure of political contributions and trade association b. Authorization to make political contributions and incur political expense	Case-by-Case Case-by-Case
17. Disclosure of charitable contributions	Generally Disapprove
18. Shareholder proposals a. For Independent Chair b. To limit CEO to serve on maximum of one other board	Approve Approve

PART C.	OTHER INFORMATION

Item 28.	Exhibits

(a)	Agreement and Declaration of Trust, dated February 28, 2012, is incorporated by reference to Exhibit (a) of Registrant’s initial Registration Statement on Form N-1A, filed on March 23, 2012.
(b)	Bylaws, dated February 28, 2012, is incorporated by reference to Exhibit (b) of Registrant’s initial Registration Statement on Form N-1A, filed on March 23, 2012.
(c)	Instruments Defining Rights of Security Holders are incorporated by reference to Exhibit (a) of Registrant’s initial Registration Statement on Form N-1A, filed on March 23, 2012.
(d)(1)

Investment Advisory Agreement with Cincinnati Asset Management, Inc., dated June 5, 2012, for CAM: Broad Market Strategic Income Fund is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(d)(2)

Investment Advisory Agreement with Lyrical Asset Management LP, dated January 22, 2013, for Lyrical U.S. Value Equity Fund is incorporated by reference to Exhibit (d)(iv) of Post-Effective Amendment No. 5 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 1, 2013.

(d)(3)

Investment Advisory Agreement with Barrow Street Advisors LLC, dated April 23, 2013, for Barrow Value Opportunity Fund (formerly Barrow All-Cap Core Fund) is incorporated by reference to Exhibit (d)(v) of Post-Effective Amendment No. 8 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 6, 2013.

(d)(4)(i)	Interim Investment Advisory Agreement with Wavelength Capital Management, LLC, dated August 1, 2018, for Wavelength Interest Rate Neutral Fund is filed herewith.
(d)(4)(ii)	Investment Advisory Agreement with Wavelength Capital Management, LLC, dated October 29, 2018, for Wavelength Interest Rate Neutral Fund is filed herewith.
(d)(5)(i)	Interim Investment Advisory Agreement with Edge Capital Group, LLC, dated August 1, 2018, for Blue Current Global Dividend Fund is filed herewith.
(d)(5)(ii)	Investment Advisory Agreement with Edge Capital Group, LLC, dated October 29, 2018, for Blue Current Global Dividend Fund is filed herewith.

1

(d)(6)

Investment Advisory Agreement with Ryan Labs Asset Management Inc. (formerly Ryan Labs, Inc.), dated March 31, 2015, for Ryan Labs Core Bond Fund is incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 108 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2017.

(d)(7)(A)

Investment Advisory Agreement with Waycross Partners, LLC, dated April 20, 2015, for Waycross Long/Short Equity Fund is incorporated by reference to Exhibit (d)(xi) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(d)(7)(B)

Amended Schedule A to the Investment Advisory Agreement, dated February 2, 2017, for the Waycross Long/Short Equity Fund is incorporated by reference to Exhibit (d)(8)(B) of Post-Effective Amendment No. 108 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2017.

(d)(8)

Investment Advisory Agreement with Ryan Labs Asset Management Inc. (formerly Ryan Labs, Inc.), dated November 13, 2015, for Ryan Labs Long Credit Fund and Ryan Labs Core Bond Fund, (collectively, the “Ryan Labs Funds”) is incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 57 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 12, 2015.

(d)(9)(A)

Investment Advisory Agreement with Alambic Investment Management, LP, dated August 19, 2015, for Alambic Mid Cap Growth Fund, Alambic Mid Cap Value Fund, Alambic Small Cap Value Plus Fund, and Alambic Small Cap Growth Plus Fund (the “Alambic Funds”), is incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(d)(9)(B)

Amended Schedule A, dated October 24, 2016, to the Investment Advisory Agreement with Alambic Investment Management, LP, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (d)(12)(B) of Post-Effective Amendment No. 96 of Registrant’s Statement of Form N-1A (File No. 333-180308), filed on December 29, 2016.

(d)(10)(A)

Investment Advisory Agreement with Marshfield Associates, Inc., dated December 27, 2015, for Marshfield Concentrated Opportunity Fund, is incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 61 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

2

(d)(10)(B)

Amended Schedule A to the Investment Advisory Agreement with Marshfield Associates, Inc., dated July 28, 2016, is incorporated by reference to Exhibit (d)(13)(B) of Post-Effective Amendment No. 108 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2017.

(d)(11)

Investment Advisory Agreement with Ladder Capital Asset Management LLC for Ladder Select Bond Fund is incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 85 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 20, 2016.

(d)(12)

Investment Advisory Agreement with Hudson Valley Investment Advisors, Inc. for HVIA Equity Fund is incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 86 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 20, 2016.

(d)(13)

Investment Advisory Agreement with Stralem & Company Incorporated, dated October 10, 2016, for the Stralem Equity Fund is incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 100 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2017.

(d)(14)

Investment Advisory Agreement with Edgemoor Investment Advisors, Inc., dated January 27, 2017, for the Meehan Focus Fund, is incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 106 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on May 22, 2017.

(d)(15)

Investment Advisory Agreement with Kempner Capital Management, Inc., dated April 14, 2017, for the Kempner Multi-Cap Deep Value Fund is incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 99 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 6, 2017.

(d)(16)

Investment Advisory Agreement with Adler Asset Management, LLC is incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 125 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 31, 2018.

(e)(1)(A)

Distribution Agreement with Ultimus Fund Distributors, LLC, dated June 7, 2012, is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(e)(1)(B)

Amended Schedule A to the Distribution Agreement, dated January 26, 2017, is incorporated by reference to Exhibit (e)(1)(B) of Post-Effective Amendment No. 99 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 6, 2017.

3

(e)(1)(C)

Amended Schedule A to the Distribution Agreement, for the Adler Value Fund, is incorporated by reference to Exhibit (e)(1)(C) of Post-Effective Amendment No. 125 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 31, 2018.

(f)	None
(g)(1)(A)

Custody Agreement with U.S. Bank, dated June 5, 2012, is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(g)(1)(B)

Second Amendment, dated August 21, 2012, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Cincinnati Asset Management Funds: Broad Market Strategic Income Fund is incorporated by reference to Exhibit (g)(ii) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(g)(1)(C)

Third Amendment, dated December 31, 2012, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Lyrical U.S. Value Equity Fund is incorporated by reference to Exhibit (g)(iii) of Post-Effective Amendment No. 5 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 1, 2013.

(g)(1)(D)

Fourth Amendment, dated May 28, 2013, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for the Barrow Value Opportunity Fund, is incorporated by reference to Exhibit (g)(iv) of Post-Effective Amendment No. 10 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 20, 2013.

(g)(1)(E)

Fifth Amendment, dated September 11, 2013, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Wavelength Interest Rate Neutral Fund, is incorporated by reference to Exhibit (g)(v) of Post-Effective Amendment No. 13 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27, 2013.

(g)(1)(F)

Seventh Amendment, dated August 26, 2014, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Blue Current Global Dividend Fund, is incorporated by reference to Exhibit (g)(vii) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(g)(1)(G)

Ninth Amendment, dated March 24, 2015, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Waycross Long/Short Equity Fund, is incorporated by reference to Exhibit (g)(x) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

4

(g)(1)(H)

Tenth Amendment, dated April 6, 2015, to the Custody Agreement with U.S. Bank, dated June 5, 2012, is incorporated by reference to Exhibit (g)(1)(J) of Post-Effective Amendment No. 57 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 12, 2015.

(g)(1)(I)

Eleventh Amendment, dated July 9, 2015, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for the Ryan Labs Long Credit Fund is incorporated by reference to Exhibit (g)(1)(M) of Post-Effective Amendment No. 69 of Registrant’s Registration Statement on Form N-1A (file No. 333-180308), filed on March 29, 2016.

(g)(1)(J)

Fourteenth Amendment to the Custody Agreement with U.S. Bank, for Ladder Select Bond Fund, is incorporated by reference to Exhibit (e)(1)(B) of Post-Effective Amendment No. 84 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 19, 2016.

(g)(1)(K)

Sixteenth Amendment to the Custody Agreement with U.S. Bank, dated May 24, 2017, for Meehan Focus Fund, is incorporated by reference to Exhibit (g)(1)(N) of Post-Effective Amendment No. 108 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2017.

(g)(1)(L)

Eighth Amendment to the Custody Agreement with U.S. Bank, dated May 24, 2017, for Meehan Focus Fund, is incorporated by reference to Exhibit (g)(1)(O) of Post-Effective Amendment No. 108 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2017.

(g)(2)(A)

Global Custody Agreement with MUFG Union Bank, N.A., dated July 21, 2015, is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), for Alambic Small Cap Value Fund, filed on August 19, 2015.

(g)(2)(B)

Amended Appendix D to the Global Custody Agreement with MUFG Union Bank, N.A., for the Alder Value Fund is incorporated by reference to Exhibit (g)(2)(B) of Post-Effective Amendment No. 125 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 31, 2018..

(g)(3)

Custody Agreement with Pershing, LLC, dated September 26, 2016, for Stralem Equity Fund, is incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 90 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on October 11, 2016.

5

(h)(1)

Master Services Agreement with Ultimus Fund Solutions, LLC dated July 24, 2018, is incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 125 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 31, 2018.

(h)(1)(A)

Fund Accounting Addendum, dated July 24, 2018 to the Master Services Agreement with Ultimus Fund Solutions, LLC for Adler Value Fund is incorporated by reference to Exhibit (h)(1)(A) of Post-Effective Amendment No. 125 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 31, 2018.

(h)(1)(B)

Fund Administration Addendum, dated July 24, 2018 to the Master Services Agreement with Ultimus Fund Solutions, LLC for Adler Value Fund is incorporated by reference to Exhibit (h)(1)(B) of Post-Effective Amendment No. 125 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 31, 2018.

(h)(1)(C)

Transfer Agent and Shareholder Services Addendum, dated July 24, 2018 to the Master Services Agreement with Ultimus Fund Solutions, LLC for Adler Value Fund is incorporated by reference to Exhibit (h)(1)(C) of Post-Effective Amendment No. 125 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 31, 2018.

(h)(2)(A)(i)

Administration Agreements, each dated separately, with Ultimus Fund Solutions, LLC, dated June 5, 2012, for Cincinnati Asset Management Funds: Broad Market Strategic Income Fund, the Lyrical U.S. Value Equity Fund, the Barrow Value Opportunity Fund, and Wavelength Interest Rate Neutral Fund, are incorporated by reference to Exhibits (h)(ii) through (h)(vi) of Post-Effective Amendment No. 23 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 11, 2014.

(h)(2)(A)(ii)

Amended Schedule B, dated February 5, 2016, to the Administration Agreement with Ultimus Fund Solutions, LLC, dated January 22, 2013, for the Lyrical U.S. Value Equity Fund is incorporated by reference to Exhibit (h)(1)(H) of Post-Effective Amendment No. 69 of Registrant’s Registration Statement on Form N-1A (file No. 333-180308), filed on March 29, 2016.

(h)(2)(A)(iii)	Amendment, dated July 24, 2018, to the Administration Agreement with Ultimus Fund Solutions, LLC, dated April 23, 2013, for the Barrow Value Opportunity Fund is filed herewith.
(h)(2)(A)(iv)	Amendment, dated August 29, 2018, to the Administration Agreement with Ultimus Fund Solutions, LLC, dated January 22, 2013, for the Lyrical U.S. Value Equity Fund is filed herewith.
(h)(2)(A)(v)

Amendment, dated August 29, 2018, to the Administration Agreement with Ultimus Fund Solutions, LLC, dated June 2, 2012, for the Cincinnati Asset Management Funds: Broad Market Strategic Income Fund and Wavelength Interest Rate Neutral Fund is filed herewith.

6

(h)(2)(B)(i)

Administration Agreement with Ultimus Fund Solutions, LLC, dated July 21, 2014, for Blue Current Global Dividend Fund, is incorporated by reference to Exhibit (h)(xxiv) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 14, 2014.

(h)(2)(B)(ii)	Amendment, dated August 29, 2018, to the Administration Agreement with Ultimus Fund Solutions, LLC, dated July 21, 2014, for Blue Current Global Dividend Fund, is filed herewith.
(h)(2)(C)(i)

Administration Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for the Ryan Labs Funds, is incorporated by reference to Exhibit (h)(xxxii) of Post-Effective Amendment No. 32 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2014.

(h)(2)(C)(ii)

Amended Schedule A, dated November 13, 2015, to the Administration Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for the Ryan Labs Funds, is incorporated by reference to Exhibit (h)(1)(F) of Post-Effective Amendment No. 57 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 12, 2015.

(h)(2)(C)(iii)	Amendment, dated August 29, 2018, to the Administration Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for the Ryan Labs Funds, is filed herewith.
(h)(2)(D)(i)

Administration Agreement with Ultimus Fund Solutions, LLC, dated April 20, 2015, for Waycross Long/Short Equity Fund, is incorporated by reference to Exhibit (h)(xxxviii) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(h)(2)(D)(ii)	Amendment, dated August 29, 2018, to the Administration Agreement with Ultimus Fund Solutions, LLC, dated April 20, 2015, for Waycross Long/Short Equity Fund, is filed herewith.
(h)(2)(E)(i)

Administration Agreement with Ultimus Fund Solutions, LLC, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (h)(1)(H) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(h)(2)(E)(ii)

Amended Schedule A to the Administration Agreement, dated October 24, 2016, with Ultimus Fund Solutions, LLC, dated August 19, 2015, for the Alambic Mid Cap Funds, is incorporated by reference to Exhibit (h)(1)(F)(ii) of Post-Effective Amendment No. 96 of Registrant’s Statement of Form N-1A (File No. 333-180308), filed on December 29, 2016.

7

(h)(2)(E)(iii)	Amendment, dated August 29, 2018, to the Administration Agreement with Ultimus Fund Solutions, LLC, dated August 19, 2015, for the Alambic Funds, is filed herewith.
(h)(2)(F)(i)

Administration Agreement with Ultimus Fund Solutions, LLC, dated December 27, 2015, for Marshfield Concentrated Opportunity Fund, is incorporated by reference to Exhibit (h)(1)(J) of Post-Effective Amendment No. 61 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(h)(2)(F)(ii)	Amendment, dated August 29, 2018, to the Administration Agreement with Ultimus Fund Solutions, LLC, dated December 27, 2015, for Marshfield Concentrated Opportunity Fund, is filed herewith.
(h)(2)(G)(i)

Administration Agreement with Ultimus Fund Solutions, LLC, dated July 28, 2016, for Ladder Select Bond Fund is incorporated by reference to Exhibit (h)(1)(J) of Post-Effective Amendment No. 85 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 20, 2016.

(h)(2)(G)(ii)	Amendment, dated August 29, 2018, to the Administration Agreement with Ultimus Fund Solutions, LLC , dated July 28, 2016, for Ladder Select Bond Fund is filed herewith.
(h)(2)(H)(i)

Administration Agreement with Ultimus Fund Solutions, LLC, dated July 28, 2016, for HVIA Equity Fund is incorporated by reference to Exhibit (e)(1)(K) of Post-Effective Amendment No. 86 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 20, 2016.

(h)(2)(H)(ii)	Amendment, dated August 29, 2018, to the Administration Agreement with Ultimus Fund Solutions, LLC, dated July 28, 2016, for HVIA Equity Fund is filed herewith.
(h)(2)(I)(i)

Administration Agreement with Ultimus Fund Solutions, LLC, dated July 28, 2016, for Stralem Equity Fund is incorporated by reference to Exhibit (h)(1)(K) of Post-Effective Amendment No. 99 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 6, 2017.

(h)(2)(I)(ii)	Amendment, dated August 29, 2018, to the Administration Agreement with Ultimus Fund Solutions, LLC, dated July 28, 2016, for Stralem Equity Fund is filed herewith.
(h)(2)(J)(i)

Administration Agreement with Ultimus Fund Solutions, LLC, dated January 24, 2017, for Meehan Focus Fund, is incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 106 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on May 22, 2017.

8

(h)(2)(J)(ii)	Amendment, dated August 29, 2018, to the Administration Agreement with Ultimus Fund Solutions, LLC, dated January 24, 2017, for Meehan Focus Fund, is filed herewith.
(h)(2)(K)(i)

Administration Agreement with Ultimus Fund Solutions, LLC, dated April 14, 2017, for Kempner Multi-Cap Deep Value Fund is incorporated by reference to Exhibit (h)(1)(M) of Post-Effective Amendment No. 99 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 6, 2017.

(h)(2)(K)(ii)	Amendment, dated August 29, 2018, to the Administration Agreement with Ultimus Fund Solutions, LLC, dated April 14, 2017, for Kempner Multi-Cap Deep Value Fund is filed herewith.
(h)(3)(A)(i)

Compliance Consulting Agreement with Ultimus Fund Solutions, LLC, dated June 5, 2012, is incorporated by reference to Exhibits (h)(xxiv) of Post-Effective Amendment No. 25 of Post-Effective Amendment No. 1 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on, June 29, 2012.

(h)(3)(A)(ii)

Amended Schedule A, to the Compliance Consulting Agreement with Ultimus Fund Solutions, LLC, is incorporated by reference to Exhibit (h)(3)(A)(ii) of Post-Effective Amendment No. 125 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 31, 2018.

(h)(4)(A)(i)

Fund Accounting Agreements, each dated separately, with Ultimus Fund Solutions, LLC, dated June 5, 2012, for Cincinnati Asset Management Funds: Broad Market Strategic Income Fund, the Lyrical U.S. Value Equity Fund, the Barrow Value Opportunity Fund, and Wavelength Interest Rate Neutral Fund, are incorporated by reference to Exhibits (h)(xii) through (h)(xvi) of Post-Effective Amendment No. 23 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 11, 2014.

(h)(4)(A)(ii)

Amendment, dated August 29, 2018, to the Fund Accounting Agreements, each dated separately, with Ultimus Fund Solutions, LLC, dated June 5, 2012, for Cincinnati Asset Management Funds: Broad Market Strategic Income Fund and Wavelength Interest Rate Neutral Fund, is filed herewith.

(h)(4)(A)(iii)	Amendment, dated August 29, 2018, to the Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated January 22, 2013, for Barrow Value Opportunity Fund, is filed herewith.

9

(h)(4)(A)(iv)	Amendment, dated August 29, 2018, to the Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated January 22, 2013, for Lyrical U.S. Value Equity Fund, is filed herewith.
(h)(4)(B)(i)

Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated July 21, 2014, for Blue Current Global Dividend Fund, is incorporated by reference to Exhibit (h)(xxiv) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(h)(4)(B)(ii)	Amendment, dated August 29, 2018, to the Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated July 21, 2014, for Blue Current Global Dividend Fund, is filed herewith.
(h)(4)(C)(i)

Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for the Ryan Labs Funds, is incorporated by reference to Exhibit (h)(xxxviii) of Post-Effective Amendment No. 32 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2014.

(h)(4)(C)(ii)

Amended Schedule A, dated November 13, 2015, to the Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for the Ryan Labs Funds, is incorporated by reference to Exhibit (h)(3)(F) of Post-Effective Amendment No. 57 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 12, 2015.

(h)(4)(C)(iii)	Amendment, dated August 29, 2018, to the Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for the Ryan Labs Funds, is filed herewith.
(h)(4)(D)(i)

Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated April 20, 2015, for Waycross Long/Short Equity Fund, is incorporated by reference to Exhibit (h)(xxxix) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(h)(4)(D)(ii)	Amendment, dated August 29, 2018, to the Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated April 20, 2015, for Waycross Long/Short Equity Fund, is filed herewith.
(h)(4)(E)(i)

Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (h)(3)(H) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(h)(4)(E)(ii)

Amended Schedule A to the Fund Accounting Agreement, dated October 24, 2016, with Ultimus Fund Solutions, LLC, for the Alambic Funds, is incorporated by reference to Exhibit (h)(3)(F)(ii) of Post-Effective Amendment No. 96 of Registrant’s Statement of Form N-1A (File No. 333-180308), filed on December 29, 2016.

10

(h)(4)(E)(iii)	Amendment, dated August 29, 2018, to the Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated August 19, 2015, for the Alambic Funds, is filed herewith.
(h)(4)(F)(i)

Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated December 27, 2015, for Marshfield Concentrated Opportunity Fund, is incorporated by reference to Exhibit (h)(3)(I)(ii) of Post-Effective Amendment No. 61 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(h)(4)(F)(ii)	Amendment, dated August 29, 2018, to the Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated December 27, 2015, for Marshfield Concentrated Opportunity Fund, is filed herewith.
(h)(4)(G)(i)

Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated December 27, 2015, for Ladder Select Bond Fund, is incorporated by reference to Exhibit (h)(3)(J) of Post-Effective Amendment No. 85 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 20, 2016.

(h)(4)(G)(ii)	Amendment, dated August 29, 2018, to the Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated December 27, 2015, for Ladder Select Bond Fund, is filed herewith.
(h)(4)(H)(i)

Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated July 28, 2016, for HVIA Equity Fund, is incorporated by reference to Exhibit (h)(3)(K) of Post-Effective Amendment No. 86 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 20, 2016.

(h)(4)(H)(ii)	Amendment, dated August 29, 2018, to the Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated July 28, 2016, for HVIA Equity Fund, is filed herewith.
(h)(4)(I)(i)

Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated July 28, 2016, for Stralem Equity Fund, is incorporated by reference to Exhibit (h)(3)(L) of Post-Effective Amendment No. 90 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on October 11, 2016.

(h)(4)(I)(ii)	Amendment, dated August 29, 2018, to the Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated July 28, 2016, for Stralem Equity Fund, is filed herewith.

11

(h)(4)(J)(i)

Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated January 24, 2017, for Meehan Focus Fund, is incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 106 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on May 22, 2017.

(h)(4)(J)(ii)	Amendment, dated August 29, 2018, to the Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated January 24, 2017, for Meehan Focus Fund, is filed herewith.
(h)(4)(K)(i)

Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated April 14, 2017, for Kempner Multi-Cap Deep Value Fund is incorporated by reference to Exhibit (h)(3)(M) of Post-Effective Amendment No. 99 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 6, 2017.

(h)(4)(K)(ii)	Amendment, dated August 29, 2018, to the Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated April 14, 2017, for Kempner Multi-Cap Deep Value Fund is filed herewith.
(h)(5)(A)

Transfer Agent and Shareholder Services Agreements, each dated separately, with Ultimus Fund Solutions, LLC, dated June 5, 2012, for Cincinnati Asset Management Funds: Broad Market Strategic Income Fund, the Lyrical U.S. Value Equity Fund, the Barrow Value Opportunity Fund, and Wavelength Interest Rate Neutral Fund, are incorporated by reference to Exhibits (h)(vii) through (h)(xi) of Post-Effective Amendment No. 23 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 11, 2014.

(h)(5)(B)

Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated June 5, 2012, for Blue Current Global Dividend Fund, is incorporated by reference to Exhibit (h)(xxvi) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(h)(5)(C)(i)

Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for the Ryan Funds, is incorporated by reference to Exhibit (h)(xxxiv) of Post-Effective Amendment No. 32 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2014.

(h)(5)(C)(ii)

Amended Schedule A, dated November 13, 2015, to the Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for the Ryan Funds, is incorporated by reference to Exhibit (h)(4)(F) of Post-Effective Amendment No. 57 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 12, 2015.

12

(h)(5)(D)

Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated April 20, 2015, for Waycross Long/Short Equity Fund, is incorporated by reference to Exhibit (h)(xl) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(h)(5)(E)(i)

Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (h)(4)(H) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(h)(5)(E)(ii)

Amended Schedule A to the Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated October 24, 2016, for the Alambic Funds, is incorporated by reference to Exhibit (h)(4)(F)(ii) of Post-Effective Amendment No. 96 of Registrant’s Statement of Form N-1A (File No. 333-180308), filed on December 29, 2016.

(h)(5)(F)

Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated December 27, 2015, for Marshfield Concentrated Opportunity Fund, is incorporated by reference to Exhibit (h)(4)(J) of Post-Effective Amendment No. 61 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(h)(5)(G)

Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated July 28, 2016, for Ladder Select Bond Fund, is incorporated by reference to Exhibit (h)(4)(J) of Post-Effective Amendment No. 85 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 20, 2016.

(h)(5)(H)

Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated July 28, 2016, for HVIA Equity Fund, is incorporated by reference to Exhibit (h)(4)(K) of Post-Effective Amendment No. 86 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 20, 2016.

(h)(5)(I)

Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated July 28, 2016, for Stralem Equity Fund, is incorporated by reference to Exhibit (h)(4)(L) of Post-Effective Amendment No. 90 of Registrant’s Registration Statement on Form N-1A (File No. 3333-180308), filed on October 11, 2016.

(h)(5)(J)

Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated January 24, 2017, for Meehan Focus Fund, is incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 106 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on May 22, 2017.

13

(h)(5)(K)

Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated April 14, 2017, for Kempner Multi-Cap Deep Value Fund is incorporated by reference to Exhibit (h)(4)(M) of Post-Effective Amendment No. 99 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 6, 2017.

(h)(6)(A)

Second Amended and Restated Expense Limitation Agreement with Cincinnati Asset Management, Inc., dated August 31, 2018, for Cincinnati Asset Management Funds: Broad Market Strategic Income Fund, is incorporated by reference to Exhibit (h)(6)(A) of Post-Effective Amendment No. 126 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 28, 2018.

(h)(6)(B)

Amended and Restated Expense Limitation Agreement with Barrow Street Advisors LLC, dated January 23, 2018, for the Barrow Value Opportunity Fund, is incorporated by reference to Exhibit (h)(5)(B) of Post-Effective Amendment No. 119 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2018.

(h)(6)(C)(i)	Interim Expense Limitation Agreement with Wavelength Capital Management, LLC, dated August 1/2018, for Wavelength Interest Rate Neutral Fund, is filed herewith.
(h)(6)(C)(ii)	Expense Limitation Agreement with Wavelength Capital Management, LLC, dated October 29, 2018, for Wavelength Interest Rate Neutral Fund, is filed herewith.
(h)(6)(D)	Second Amended and Restated Expense Limitation Agreement with Lyrical Asset Management LP, dated November 1, 2018, for the Lyrical U.S. Value Equity Fund, is filed herewith.
(h)(6)(E)(i)	Interim Expense Limitation Agreement with Edge Capital Group, LLC, dated August 1, 2018, for Blue Current Global Dividend Fund, is filed herewith.
(h)(6)(E)(ii)	Expense Limitation Agreement with Edge Capital Group, LLC, dated October 29, 2018, for Blue Current Global Dividend Fund, is filed herewith.
(h)(6)(F)

Amended Expense Limitation Agreement with Ryan Labs Asset Management Inc., for Ryan Labs Funds, is incorporated by reference to Exhibit (h)(5)(G) of Post-Effective Amendment No. 112 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 28, 2017.

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(h)(6)(G)(i)

Amended Expense Limitation Agreement with Waycross Partners, LLC, dated February 2, 2017, for Waycross Long/Short Equity Fund, is incorporated by reference to Exhibit (h)(5)(H) of Post-Effective Amendment No. 100 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2017.

(h)(6)(G)(ii)

Amended Schedule A, dated October 24, 2017, to the Amended and Restated Expense Limitation Agreement with Waycross Partners, LLC, dated February 2, 2017, for the Waycross Fund, is incorporated by reference to Exhibit (h)(5)(H)(ii) of Post-Effective Amendment No. 114 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 21, 2017.

(h)(6)(H)	Second Amended and Restated Expense Limitation Agreement with Alambic Investment Management, LP, dated August 1, 2018, for the Alambic Funds, is filed herewith.
(h)(6)(I)	Second Amended and Restated Expense Limitation Agreement with Marshfield Associates, Inc., dated November 1, 2018, for Marshfield Concentrated Opportunity Fund, is filed herewith.
(h)(6)(J)

Amended and Restated Expense Limitation Agreement with Ladder Capital Asset Management LLC, dated August 1, 2018, for Ladder Select Bond Fund, is incorporated by reference to Exhibit (h)(6)(K) of Post-Effective Amendment No. 126 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 28, 2018.

(h)(6)(K)

Amended and Restated Expense Limitation Agreement with Hudson Valley Investment Advisors, Inc., dated August 1, 2018, for HVIA Equity Fund, is incorporated by reference to Exhibit (h)(6)(L) of Post-Effective Amendment No. 126 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 28, 2018.

(h)(6)(L)

Amended and Restated Expense Limitation Agreement with Stralem & Company Incorporated, dated October 10, 2016, for Stralem Equity Fund, is incorporated by reference to Exhibit (h)(6)(M) of Post-Effective Amendment No. 126 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 28, 2018.

(h)(6)(M)

Amended and Restated Expense Limitation Agreement with Edgemoor Investment Advisors, Inc., dated February 28, 2018, for Meehan Fund, is incorporated by reference to Exhibit (h)(5)(N) of Post-Effective Amendment No. 119 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2018.

(h)(6)(N)	Amended and Restated Expense Limitation Agreement with Kempner Capital Management, Inc., dated November 1, 2018, for Kempner Multi-Cap Deep Value Fund is filed herewith.

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(h)(6)(O)

Expense Limitation Agreement with Adler Asset Management, LLC is incorporated by reference to Exhibit (h)(6)(P) of Post-Effective Amendment No. 125 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 31, 2018.

(i)	Inapplicable.
(j)	Consents of Independent Registered Public Accounting Firm are filed herewith.
(k)	Inapplicable.
(l)

Initial Capital Agreement is incorporated by reference to Exhibit (l) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(m)(1)(i)

Distribution (Rule 12b-1) Plan, dated June 5, 2012, is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(m)(1)(ii)

Amended Appendix A to the Distribution (12b-1) Plan, dated January 26, 2017, for the HVIA Equity Fund and Kempner Multi-Cap Deep Value Fund, is incorporated by reference to Exhibit (m)(1)(ii) of Post-Effective Amendment No. 108 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2017.

(n)(1)

Rule 18f-3 Multi-Class Plan, dated June 6, 2013, is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 8 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 6, 2013.

(n)(2)

Amended Rule 18f-3 Multi-Class Plan, dated April 24, 2017, is incorporated by reference to Exhibit (n)(2) of Post-Effective Amendment No. 108 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2017.

(o)	Reserved.
(p)(1)	Code of Ethics of the Registrant, dated June 5, 2012, amended April 23, 2018, is filed herewith.
(p)(2)(i)

Code of Ethics of Ultimus Fund Distributors, LLC, dated September 30, 2011, is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 42 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 5, 2015.

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(p)(2)(ii)

Amended Code of Ethics of Ultimus Fund Distributors, LLC, dated June 1, 2017, is incorporated by reference to Exhibit (p)(2)(ii) of Post-Effective Amendment No. 108 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2017.

(p)(3)

Amended Code of Ethics of Cincinnati Asset Management, Inc., dated January 2016, is incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 108 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2017.

(p)(4)

Amended Code of Ethics of Lyrical Asset Management LP, dated October 2015, is incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 108 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2017.

(p)(5)

Amended Code of Ethics of Barrow Street Advisors LLC, dated February 2017, is incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 108 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2017.

(p)(6)

Amended Code of Ethics of Wavelength Capital Management, LLC, dated September 1, 2016, is incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 99 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 6, 2017.

(p)(7)

Amended Code of Ethics of Edge Advisors, LLC, dated January 1, 2018, is incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 124 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2018.

(p)(8)

Amended Code of Ethics of Ryan Labs Asset Management, Inc., dated February 2017, is incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 108 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 28, 2017.

(p)(9)

Code of Ethics of Waycross Partners, LLC is incorporated by reference to Exhibit (o)(xii) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(p)(10)

Amended Code of Ethics of Alambic Investment Management, LP is incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 119 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2018.

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(p)(11)

Amended Code of Ethics of Marshfield Associates, Inc. is incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 119 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2018.

(p)(12)

Amended Code of Ethics of Ladder Capital Asset Management LLC is incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 125 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 31, 2018.

(p)(13)

Code of Ethics of Hudson Valley Investment Advisors, Inc. is incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 86 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 20, 2016.

(p)(14)

Code of Ethics of Stralem & Company Incorporated is incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 90 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on October 11, 2016.

(p)(15)

Code of Ethics of Edgemoor Investment Advisors, Inc. is incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 106 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on May 22, 2017.

(p)(16)

Code of Ethics of Kempner Capital Management, Inc., dated September 2017, is incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 119 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2018.

(p)(17)	Code of Ethics of Adler Asset Management, LLC will be filed by post-effective amendment.
(q)(1)	Powers of Attorney for David M. Deptula, John J. Discepoli, and Janine L. Cohen, dated July 27, 2018 is incorporated by reference to Exhibit (q)(1) of Post-Effective Amendment No. 125 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 31, 2018.

Item 29.	Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

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Item 30.	Indemnification

Article VI of the Registrant’s Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

“Section 6.4 Indemnification of Trustees, Officers, etc.

Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Section 6.5 Advances of Expenses. The Trust shall advance attorneys’ fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, as amended, and Ohio Revised Code Chapter 1707, as amended. In the event any of these Federal laws conflict with Ohio Revised Code Section 1701.13I, as amended, these Federal laws, and not Ohio Revised Code Section 1701.13I, shall govern.

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.”

The Investment Advisory Agreements with Cincinnati Asset Management, Inc., Lyrical Asset Management LP, Barrow Street Advisors LLC, Wavelength Capital Management, LLC, Edge Capital Group, LLC, Ryan Labs Asset Management, Inc., Waycross Partners, LLC, Alambic Investment Management, LP, Marshfield Associates, Inc., Ladder Capital Asset Management LLC, Hudson Valley Investment Advisors, Inc., Stralem & Company Incorporated, Kempner Capital Management, Inc., Edgemoor Investment Advisors, Inc. and Adler Asset Management, LLC (the “Advisers”) provide that the Advisers shall not be liable for any error of judgment or for any loss suffered by the Trust or the Funds in connection with the performance of their duties, except a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisers in the performance of their duties, or from reckless disregard of its duties and obligations thereunder.

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The Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”) provides that the Distributor, its directors, officers, employees, shareholders and control persons shall not be liable for any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys’ fees) reasonably incurred by any of them in connection with the matters to which the Agreement relates, except a loss resulting from the failure of Distributor or any such other person to comply with applicable law or the terms of the Agreement, or from willful misfeasance, bad faith or negligence, including clerical errors and mechanical failures, on the part of any of such persons in the performance of Distributor’s duties or from the reckless disregard by any of such persons of Distributor’s obligations and duties under the Agreement.

The Distribution Agreement with the Distributor further also provides that the Distributor agrees to indemnify and hold harmless the Trust and each person who has been, is, or may hereafter be a Trustee, officer, employee, shareholder or control person of the Trust against any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys’ fees) reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon (i) any untrue statement or alleged untrue statement of a material fact, or the omission or alleged omission to state a material fact necessary to make the statements not misleading, on the part of Distributor or any agent or employee of Distributor or any other person for whose acts Distributor is responsible, unless such statement or omission was made in reliance upon written information furnished by the Trust; (ii) Distributor’s failure to exercise reasonable care and diligence with respect to its services, if any, rendered in connection with investment, reinvestment, automatic withdrawal and other plans for Shares; and (iii) Distributor’s failure to comply with applicable laws and the Rules of FINRA.

The Registrant intends to maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy shall provide coverage to the Registrant, its Trustees and officers and the Adviser. Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31.	Business and Other Connections of the Investment Advisers

(a)	Cincinnati Asset Management, Inc. (“CAM”), located at 8845 Governor’s Hill Drive, Cincinnati, Ohio 45249, has been registered as an investment adviser since 1989. CAM provides investment advisory services to individuals, high net worth individuals, pension and profit sharing plans, charitable organizations, corporations and other businesses, state and municipal government entities and insurance companies.

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The directors, officers, and partners of CAM are listed below, along with their position(s) within the firm and any other position in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation or employment of a substantial nature that they have engaged at any time during the past two years, if any.

(1)	William Sloneker – Chairman and Managing Director

(2)	Randall S. Hale – President and Managing Director

(3)	C. David Mencer – COO, Chief Compliance Officer and Managing Director

(4)	Mary Compton – Director

(5)	Donald N. Stolper – Vice President and Managing Director

(6)	Richard J. Gardner – Managing Director

(7)	Richard M. Balestra – Managing Director

(b)	Lyrical Asset Management LP (“Lyrical”), located at 250 West 55th Street, 37th Floor, New York, New York 10022, has been registered as an investment adviser since 2008. Lyrical provides investment advisory services to high net worth individuals, pension and profit sharing plans, corporations and other businesses and a UCITS fund.

The directors, officers, and partners of Lyrical are listed below, along with their position(s) within the firm and any other position in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation or employment of a substantial nature that they have engaged at any time during the past two years, if any.

(1)	Andrew Wellington – Managing Partner and Chief Investment Officer

(2)	Jeffrey Keswin – Managing Partner

(3)	Jeffrey Moses, Chief Compliance Officer

(4)	Edward Peyton Gage, Chief Financial Officer

(c)	Barrow Street Advisors LLC (“Barrow Street”), located at 300 First Stamford Place, 3rd Floor East, Stamford, Connecticut, 06902, has been registered as an investment adviser since 2013. Barrow Street provides investment advisory services to pooled investment vehicles.

The directors, officers, and partners of Barrow Street are listed below, along with their position(s) within the firm and any other position in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation or employment of a substantial nature that they have engaged at any time during the past two years, if any.

(1)	Robert F. Greenhill, Jr. – Principal

(2)	Nicholas Chermayeff – Principal

(d)	Wavelength Capital Management, LLC (“Wavelength”), located at 250 West 57th Street, Suite 2032, New York, New York 10107, has been registered as an investment adviser since 2013.

21

The directors, officers, and partners of Wavelength are listed below, along with their position(s) within the firm and any other position in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation or employment of a substantial nature that they have engaged at any time during the past two years, if any.

(1)	Andrew G. Dassori – Founding Partner and Chief Investment Officer

a.	Partner at Den LLC / Den II LLC

(2)	Mark Landis – Founding Partner

(e)	Edge Capital Group, LLC (“Edge”), located at 1380 Paces Ferry Road, NW, Suite 1000, Atlanta, Georgia 30327, has been registered as an investment adviser since 2006.

The directors, officers, and partners of Edge are listed below along with their position(s) within the firm and any other position in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation or employment of a substantial nature that they have engaged at any time during the past two years, if any.

(1)	Henry M.T. Jones – Managing Partner

(2)	William Maner – Partner

(3)	Albert Rayle – Partner

(4)	William Skeean – Partner

(5)	Barrett Karvis – Chief Operating Officer

(6)	Matthew Carney – Chief Compliance Officer

(7)	Dennis Sabo – Partner

(8)	Elizabeth Mackie - Partner

(f)	Ryan Labs Asset Management, Inc. (“Ryan Labs”), located at 500 Fifth Avenue, Suite 2520, New York, New York 10110, has been registered as an investment adviser since 1989.

The directors, officers, and partners of Ryan Labs are listed below, along with their position(s) within the firm and any other position in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation or employment of a substantial nature that they have engaged at any time during the past two years, if any.

(1)	Scott Davis – Board Member

a.	General Counsel of Sun Life Financial

(2)	John T. Donnelly – Board Member

a.	Senior Managing Director, Strategic Investments, of Sun Life Financial

(3)	Richard Familetti – Board Member, President, and Chief Investment Officer

(4)	Stephen Preacher – Chairman of the Board

a.	President of Sun Life Investment Management under Sun Life Financial

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(5)	Thomas Keresztes, Chief Compliance Officer and Chief Operating Officer

(6)	William C. Adair – Board Member, Head of Sales, Client Service and Strategy

(g)	Waycross Partners, LLC (“Waycross”) located at 4965 U.S. Highway 42, Suite 2900, Louisville, Kentucky 40202, has been registered as an investment adviser since 2015.

The directors, officers, and partners of Waycross are listed below, along with their position(s) within the firm and any other position in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation or employment of a substantial nature that they have engaged at any time during the past two years, if any.

(1)	Larry Walker – Member

a.	Manager at Walker One, LLC

b.	Member of Boca Properties, LLC

(2)	John Ferreby – Member

(3)	Matthew Bevin – Member

a.	Governor of the Commonwealth of Kentucky

b.	Owner of Integrity Holdings, Inc.

c.	President Board Chair of Brittiney’s Wish, Inc.

d.	Member of Heart and Soul Candies, LLC

e.	Member of Golden Rule Signs, LLC

f.	President of Bevin Bros.

g.	Board Member and Investor in Neuronetric Solutions

h.	Investor, Munder Capital Management

(4)	Emily O’Leary, Chief Compliance Officer

(h)	Alambic Investment Management, LP (“Alambic”), located at 655 Montgomery Street, Suite 1905, San Francisco, California 84000, has been registered as an investment adviser since 2015.

The directors, officers, and partners of Alambic are listed below, along with their position(s) within the firm and any other position in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation or employment of a substantial nature that they have engaged at any time during the past two years, if any.

(1)	Albert Richards – Chief Executive Officer and Limited Partners

a.	Director of and an investor in CETIP SA

(2)	Brian Thompson – Chief Risk Officer, President, and Limited Partners

(3)	Mike Oberhaus – Chief Financial Officer & Chief Operational Officer

(4)	Robert Slaymaker – Partner

(5)	Mary Phillips – Chief Compliance Officer

(i)	Marshfield Associates, Inc. (“Marshfield”), located at 21 Dupont Circle NW, Suite 500, Washington, D.C. 20036, has been registered as an investment adviser since 1989.

23

The directors, officers, and partners of Marshfield are listed below, along with their position(s) within the firm and any other position in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation or employment of a substantial nature that they have engaged at any time during the past two years, if any.

(1)	Christopher M. Niemczewski – Managing Principal

(2)	Elise J. Hoffmann – Principal

(3)	Carolyn Miller – Principal

(4)	Melissa Vinick – Principal

(5)	William G. Stott – Principal

(6)	John Beatson – Principal

(7)	Chad Goldberg – Principal

(8)	Kimberly Vinick – Director of Operations

(9)	Carmen Colt – Chief Compliance Officer

The above individuals are also all principals and employees of Yogi Advisors, LLC and Bushido Capital Partners LLC.

(j)	Ladder Capital Asset Management LLC (“Ladder”), located at 345 Park Avenue, 8th Floor, New York, New York 10154, has been registered as an investment adviser since July 2016.

The directors, officers, and partners of Ladder are listed below, along with their position(s) within the firm and any other position in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation or employment of a substantial nature that they have engaged at any time during the past two years, if any.

(1)	Brian Harris – CEO and Member

a.	CEO and Director of Ladder Capital Corp

(2)	Pamela McCormack – President

(3)	Marc Fox – Chief Financial Officer

(4)	Thomas Harney – Head of Merchant Banking & Capital Markets

(5)	Robert Perelman – Head of Asset Management

(6)	Kelly Porcella – General Counsel

(7)	Michelle Wallach – Chief Compliance Officer

(8)	Kevin Moclair – Chief Accounting Officer

The above individuals are also co-employed by Ladder Capital Finance LLC, a commercial real estate finance company and subsidiary of Ladder Capital Corp (NYSE: LADR).

(k)	Hudson Valley Investment Advisors, Inc. (“Hudson Valley”), located at 117 Grand Street, Suite 201, Goshen, New York 10924, has been registered as investment adviser since 1995.

24

The directors, officers, and partners of Hudson Valley are listed below, along with their position(s) within the firm and any other position in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation or employment of a substantial nature that they have engaged at any time during the past two years, if any.

(1)	Gustave Scacco – CEO and Chief Investment Officer

a.	Chief Operating Officer and Senior Equity Analyst at TigerShark Management, LLC (February 2011 – February 2015)

(2)	Mark Lazarczyk –Chief Compliance Officer

(3)	Louis Heimbach –Director

a.	Chairman, President and CEO of Sterling Forest LLC

b.	Chairman of the Board of Directors of Orange County Trust Company

c.	Director at Hudson Valley Economic Development Corporation

d.	Trustee of Orange County Citizens Foundation

e.	Chairman of Stewart Airport Commission

(4)	Michael Gilfeather – Director

a.	President and CEO of Orange County Trust Company

(5)	Thomas Guarino – Director

(6)	Peter Larkin – Director

(7)	Michael Markhoff – Director

a.	Partner at Danziger & Markhoff LLP

(8)	Jonathon Rouis, CPA– Director

a.	Partner at Rouis & Company

b.	Director and the Secretary of the Orange Regional Medical Center Board

(l)	Stralem & Company Incorporated (“Stralem”), located at 551 Madison Avenue, 10th Floor, New York, New York 10022, has been registered as investment adviser since 1966.

The directors, officers, and partners of Stralem are listed below, along with their position(s) within the firm and any other position in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation or employment of a substantial nature that they have engaged at any time during the past two years, if any.

(1)	Hirschel B. Abelson – Chairman

(2)	Philippe T. Laduane – Executive Vice President

(3)	Adam S. Abelson – Chief Investment Officer

(4)	Andrea Baumann Lustig – President

(5)	Joanne Paccione – Chief Compliance Officer

(m)	Edgemoor Investment Advisors, Inc. (“Edgemoor”), located at 7250 Woodmont Avenue, Suite 315, Bethesda, Maryland 20814, has been registered as an investment adviser since 1999.

25

The directors, officers, and partners of Edgemoor are listed below, along with their position(s) within the firm and any other position in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation or employment of a substantial nature that they have engaged at any time during the past two years, if any.

(1)	Thomas P. Meehan – President

(2)	Paul P. Meehan – Managing Director and Chief Compliance Officer

(3)	R. Jordan Smyth, Jr. – Managing Director

(n)	Kempner Capital Management, Inc. (“Kempner”), located at 2201 Market Street, Galveston, 12th Floor, Texas 77550, has been registered as an investment adviser since 1982.

The directors, officers, and partners of Kempner are listed below, along with their position(s) within the firm and any other position in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation or employment of a substantial nature that they have engaged at any time during the past two years, if any.

(1)	Harris Leon Kempner, Jr. – President

(2)	Diana Bartula – Vice President, Treasurer, and Chief Compliance Officer

(3)	Vera, Greene – Vice President and Head Trader

(4)	Michael S. Gault – Vice President and Portfolio Manager

(5)	Bridgette Landis – Asst. Vice President and Trader

(o)	Adler Asset Management, LLC (“Adler”), located at 600 Third Avenue, Suite 26, New York, New York 10016

The directors, officers, and partners of Kempner are listed below, along with their position(s) within the firm and any other position in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation or employment of a substantial nature that they have engaged at any time during the past two years, if any.

(1)	David R. Adler – Chief Executive Officer

Item 32.	Principal Underwriters

(a)	The Distributor also acts as the principal underwriter for the following other open-end investment companies:

AlphaMark Investment Trust	Oak Associates Funds
Capitol Series Trust	Papp Investment Trust
Centaur Mutual Funds Trust	Piedmont Investment Trust
Caldwell & Orkin Funds Inc.	Peachtree Alternative Strategies Fund
Conestoga Funds	Schwartz Investment Trust

26

CM Advisors Family of Funds	Unified Series Trust
Chesapeake Investment Trust	Valued Advisers Trust
The Cutler Trust	Wilshire Mutual Funds, Inc.
Eubel Brady & Suttman Mutual Fund Trust	Williamsburg Investment Trust
The First Western Funds Trust	WST Investment Trust
Hussman Investment Trust
The Investment House Funds
Meehan Mutual Funds, Inc.

(b)

Name	Position with Distributor	Position with Registrant
Robert G. Dorsey	Co-CEO/Managing Director	Interested Trustee
Mark J. Seger	Co-CEO/Treasurer/Managing Director	None
Theresa M. Bridge	Vice President	None
Craig J. Hunt	Vice President	None
Jeffrey D. Moeller	Vice President	None
Stephen L. Preston	Chief Compliance Officer	None
Kristine M. Limbert	Vice President	None
Nancy Aleshire	Vice President	None
Douglas K. Jones	Vice President	None

The address of the Distributor and each of the above-named persons is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

(c)	Inapplicable

Item 33.	Location of Accounts and Records

Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at the principal executive offices of its administrator or investment advisers:

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Adler Asset Management, LLC

600 Third Avenue, Suite 226

New York, New York 10016

Alambic Investment Management, LP

655 Montgomery Street

San Francisco, California 94111

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Barrow Street Advisors LLC

300 First Stamford Place, 3rd Floor East

Stamford, Connecticut 06902

Cincinnati Asset Management, Inc.

8845 Governor’s Hill Drive

Cincinnati, Ohio 45249

Edge Capital Group, LLC

1380 West Paces Ferry Rd., Suite 1000

Atlanta, Georgia 30327

Edgemoor Investment Advisors, Inc.

7250 Woodmont Avenue, Suite 315

Bethesda, Maryland 20814

Hudson Valley Investment Advisors, Inc.

117 Grand Street, Suite 201

Goshen, New York 10924

Kempner Capital Management, Inc.

2201 Market Street

Galveston, Texas 77550

Ladder Capital Asset Management LLC

345 Park Avenue, 8th Floor

New York, New York 10154

Lyrical Asset Management LP

250 West 55th Street, 37th Floor

New York, New York 10022

Marshfield Associates, Inc.

21 Dupont Circle NW, Suite 500

Washington, District of Columbia 20036

Ryan Labs Asset Management Inc.

500 Fifth Avenue, Suite 2520

New York, NY 10110

Stralem & Company Incorporated

551 Madison Avenue, 10th Floor

New York, New York 10022

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Wavelength Capital Management, LLC

545 Madison Avenue, 16th Floor

New York, New York 10022

Waycross Partners, LLC

4965 U.S. Highway 42, Suite 2900

Louisville, Kentucky 40202

Certain records, including records relating to the possession of Registrant’s securities, may be maintained at the offices of Registrant’s custodians:

U.S. Bank, N.A.

425 Walnut Street

Cincinnati, Ohio 45202

MUFG Union Bank, N.A.

350 California Street, Suite 2018

San Francisco, California 94104

Pershing, LLC

One Pershing Plaza

Jersey City, New Jersey 07399

Item 34.	Management Services Not Discussed in Parts A or B

Inapplicable

Item 35.	Undertakings

Inapplicable

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, each as amended, the Registrant certifies that the Fund has caused this Post-Effective Amendment (“PEA”) which meets the requirements for effectiveness of this amendment to its Registration Statement, on Form N-1A, under Rule 485(b) under the Securities Act and has duly caused this PEA to be signed on its behalf by the undersigned, thereto duly authorized, in Cincinnati, Ohio on November 28, 2018.

ULTIMUS MANAGERS TRUST

By:	/s/ David R. Carson
David R. Carson
President

Pursuant to the requirements of the Securities Act, this PEA has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robert G. Dorsey	Trustee	November 28, 2018
Robert G. Dorsey

/s/ Jennifer L. Leamer	Treasurer/Controller	November 28, 2018
Jennifer L. Leamer

*	Trustee
David M. Deptula		/s/ Matthew J. Beck
Matthew J. Beck
*		Attorney-in-Fact*
John J. Discepoli	Trustee	November 28, 2018

*
Janine L. Cohen	Trustee

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EXHIBIT LIST

(d)(4)(i)	Interim Investment Advisory Agreement with Wavelength Capital Management, LLC
(d)(4)(ii)	Investment Advisory Agreement with Wavelength Capital Management, LLC
(d)(5)(i)	Interim Investment Advisory Agreement with Edge Capital Group, LLC
(d)(5)(ii)	Investment Advisory Agreement with Edge Capital Group, LLC
(h)(2)(A)(iii)	Amendment to the Administration Agreement for Barrow Value Opportunity Fund
(h)(2)(A)(iv)	Amendment to the Administration Agreement for Lyrical U.S. Value Equity Fund
(h)(2)(A)(v)	Amendment to the Administration Agreement for Cincinnati Asset Management Funds: Broad Market Strategic Income Fund and Wavelength Interest Rate Neutral Fund
(h)(2)(B)(ii)	Amendment to the Administration Agreement for Blue Current Global Dividend Fund
(h)(2)(C)(iii)	Amendment to the Administration Agreement for Ryan Labs Funds
(h)(2)(D)(ii)	Amendment to the Administration Agreement for Waycross Long/Short Equity Fund
(h)(2(E)(iii)	Amendment to the Administration Agreement for Alambic Funds
(h)(2)(F)(ii)	Amendment to the Administration Agreement for Marshfield Concentrated Opportunity Fund
(h)(2)(G)(ii)	Amendment to the Administration Agreement for Ladder Select Bond Fund
(h)(2)(H)(ii)	Amendment to the Administration Agreement for HVIA Equity Fund
(h)(2)(I)(ii)	Amendment to the Administration Agreement for Stralem Equity Fund
(h)(2)(J)(ii)	Amendment to the Administration Agreement for Meehan Focus Fund
(h)(2)(K)(ii)	Amendment to the Administration Agreement for Kempner Multi-Cap Deep Value Fund
(h)(4)(A)(ii)	Amendments to the Fund Accounting Agreements for Cincinnati Asset Management Funds: Broad Market Strategic Income Fund and Wavelength Interest Rate Neutral Fund

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(h)(4)(A)(iii)	Amendment to the Fund Accounting Agreement for Barrow Value Opportunity Fund
(h)(4)(A)(iv)	Amendment to the Fund Accounting Agreement for Lyrical U.S. Value Equity Fund
(h)(4)(B)(ii)	Amendment to the Fund Accounting Agreement for Blue Current Global Dividend Fund
(h)(4)(C)(iii)	Amendment to the Fund Accounting Agreement for Ryan Labs Funds
(h)(4)(D)(ii)	Amendment to the Fund Accounting Agreement for Waycross Long/Short Equity Fund
(h)(4)(E)(iii)	Amendment to the Fund Accounting Agreement for Alambic Funds
(h)(4)(F)(ii)	Amendment to the Fund Accounting Agreement for Marshfield Concentrated Opportunity Fund
(h)(4)(G)(ii)	Amendment to the Fund Accounting Agreement for Ladder Select Bond Fund
(h)(4)(H)(ii)	Amendment to the Fund Accounting Agreement for HVIA Equity Fund
(h)(4)(I)(ii)	Amendment to the Fund Accounting Agreement for Stralem Equity Fund
(h)(4)(J)(ii)	Amendment to the Fund Accounting Agreement for Meehan Focus Fund
(h)(4)(K)(ii)	Amendment to the Fund Accounting Agreement for Kempner Multi-Cap Deep Value Fund
(h)(6)(C)(i)	Interim Expense Limitation Agreement for Wavelength Interest Rate Neutral Fund
(h)(6)(C)(ii)	Expense Limitation Agreement for Wavelength Interest Rate Neutral Fund
(h)(6)(D)	Second Amended and Restated Expense Limitation Agreement for Lyrical U.S. Value Equity Fund
(h)(6)(E)(i)	Interim Expense Limitation Agreement for Blue Current Global Dividend Fund
(h)(6)(E)(ii)	Expense Limitation Agreement for Blue Current Global Dividend Fund
(h)(6)(H)	Amended and Restated Expense Limitation Agreement for Alambic Funds
(h)(6)(I)	Second Amended and Restated Expense Limitation Agreement for Marshfield Concentrated Opportunities Fund
(h)(6)(N)	Amended and Restated Expense Limitation Agreement for Kempner Multi-Cap Deep Value Fund
(j)	Consents of Independent Registered Public Accounting Firm
(p)(1)	Code of Ethics of the Registrant

32